Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	AngloGold Ashanti LTD
Entity Central Index Key	0001067428
DocumentType	6-K
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

Statement of Earnings (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
Sales and other income	$ 5,013	$ 4,845
Product sales	4,955	4,791
Interest, dividends and other	58	54
Cost and expenses	3,563	3,226
Production costs	2,361	2,151
Exploration costs	267	196
Related party transactions	(13)	(8)
General and administrative	213	207
Royalties	142	142
Market development costs	6	6
Depreciation, depletion and amortization	588	583
Impairment of assets	2	14
Interest expense	151	135
Accretion expense	24	21
Employment severance costs	8	10
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(12)	(32)
Non-hedge derivative (gain)/loss and movement on bonds	(174)	(199)
Income from continuing operations before income tax and equity income in associates	1,450	1,619
Taxation expense	(555)	(452)
Equity income in associates	18	53
Equity income in subsidiaries	0	0
Preferred Stock Dividends	0	0
Net income	913	1,220
Less: Net income attributable to noncontrolling interests	(13)	(32)
Net income - attributable to AngloGold Ashanti	900	1,188
Common stock [Member]
Income Statement [Abstract]
Net income - attributable to AngloGold Ashanti	897	1,184
Income per share attributable to AngloGold Ashanti common stockholders: (cents)
Ordinary shares (USD per share)	$ 2.33	$ 3.09
Ordinary shares - diluted (USD per share)	$ 1.92	$ 2.54
Ordinary shares - basic (Shares)	384,299,440	382,918,604
Ordinary shares - diluted (Shares)	419,369,278	417,764,833
Dividend declared per ordinary share (cents)	$ 0.5	$ 0.23
E Ordinary Shares [Member]
Income Statement [Abstract]
Net income - attributable to AngloGold Ashanti	$ 3	$ 4
Income per share attributable to AngloGold Ashanti common stockholders: (cents)
Ordinary shares (USD per share)	$ 1.17	$ 1.55
Ordinary shares - diluted (USD per share)	$ 1.09	$ 1.43
Ordinary shares - basic (Shares)	2,541,262	2,958,298
Ordinary shares - diluted (Shares)	2,541,262	2,958,298
Dividend declared per ordinary share (cents)	$ 0.25	$ 0.12

Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest [Abstract]
Net income	$ 913	$ 1,220
Other comprehensive income consists of the following:
Translation gain/(loss)	(59)	(442)
Release on disposal of available-for-sale financial assets during the period, net of tax	0	1
Reclassification of other than temporary impairment on available for sale financial assets to Net Income during the period, net of tax	4	18
Other Comprehensive Income	(68)	(505)
Comprehensive Income	845	715
Total comprehensive income attributable to:
AngloGold Ashanti	833	689
Noncontrolling interests	12	26
Comprehensive Income	845	715
Net gain/(loss) on available-for-sale financial assets arising during the period, tax effect	4	11
Reclassification of other than temporary impairment on available for sale financial assets to Net Income during the period, tax effect	0	0
Release On Disposal Of Available For Sale Financial Asset During Period,Tax effect		0
Schedule of Available-for-sale Securities [Line Items]
Net gain/(loss) on available-for-sale financial assets arising during the period, net of tax	(13)	(82)
International Tower Hill Mines Ltd [Member]
Schedule of Available-for-sale Securities [Line Items]
Net gain/(loss) on available-for-sale financial assets arising during the period, net of tax		$ (60)

Statement of Financial Position (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
ASSETS
Current assets	$ 3,040	$ 2,631
Cash and cash equivalents	1,123	1,112
Restricted cash	61	35
Receivables	558	351
Trade	103	46
Recoverable taxes, rebates, levies and duties	229	170
Other	226	135
Inventories	1,093	959
Materials on the leach pad	119	98
Deferred taxation assets	85	75
Assets held for sale	1	1
Property, plant and equipment, net	7,216	6,123
Acquired properties, net	764	779
Goodwill and other intangibles, net	279	213
Other long-term inventory	174	31
Materials on the leach pad	430	393
Other long-term assets	1,248	1,001
Deferred taxation assets	87	14
Total assets	13,238	11,185
LIABILITIES AND EQUITY
Current liabilities	1,685	919
Accounts payable and other current liabilities	846	779
Short-term debt	57	30
Short-term debt at fair value	656	2
Tax payable	126	108
Other non-current liabilities	64	63
Long-term debt	2,737	1,715
Long-term debt at fair value	0	758
Derivatives	28	93
Deferred taxation liabilities	1,452	1,242
Provision for environmental rehabilitation	713	653
Provision for labor, civil, compensation claims and settlements	369	35
Provision for pension and other post-retirement medical benefits	204	185
Commitments and contingencies	0	0
Equity	5,986	5,522
Share capital - 600,000,000 (2011 - 600,000,000) authorized ordinary shares of 25 ZAR cents each. Share capital - 4,280,000 (2011 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2012 - 382,803,514 (2011 - 381,915,437). E ordinary shares issued 2012 - 1,050,000 (2011 - 1,050,000)	13	13
Additional paid in capital	8,784	8,740
Accumulated deficit	(2,010)	(2,575)
Accumulated other comprehensive income	(899)	(832)
Other reserves	36	36
Total AngloGold Ashanti stockholders' equity	5,924	5,382
Noncontrolling interests	62	140
Total liabilities and equity	$ 13,238	$ 11,185

Statement of Financial Position (Parentheticals) (ZAR)	Sep. 30, 2012	Dec. 31, 2011
Common stock [Member]
Authorised common stock (Number of shares)	600,000,000	600,000,000
Par value of common stock (ZAR per share)	0.25	0.25
Issued stock (Number of shares)	382,803,514	381,915,437
E Ordinary Shares [Member]
Authorised common stock (Number of shares)	4,280,000	4,280,000
Par value of common stock (ZAR per share)	0.25	0.25
Issued stock (Number of shares)	1,050,000	1,050,000

Statement of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Statement of Cash Flows
Net cash provided by/(used) in operating activities	$ 1,286	$ 1,951
Net income/(loss)	913	1,220
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	2	30
Depreciation, depletion and amortization	588	583
Impairment of assets	2	14
Deferred taxation	135	182
Movement in non-hedge derivatives and bonds	(174)	(199)
Equity income in associates	(18)	(53)
Dividends received from associates	55	78
Other non cash items	46	19
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	23	50
Effect of changes in operating working capital items:
Receivables	(186)	(8)
Inventories	(200)	(119)
Accounts payable and other current liabilities	100	154
Net cash (used)/generated in investing activities	(1,819)	(1,103)
Available for sale investments acquired	(6)	(47)
Held to maturity investments acquired	(74)	(88)
Associates and equity accounted joint ventures acquired	(2)	0
Contributions to associates and equity accounted joint ventures	(215)	(80)
Acquisition of subsidiary and loan	(335)	0
Additions to property, plant and equipment	(1,135)	(939)
Interest capitalized and paid	(8)	0
Expenditure on intangible assets	(52)	(6)
Proceeds on sale of mining assets	4	12
Proceeds on sale of available for sale investments	0	77
Proceeds on redemption of held to maturity investments	73	2
Proceeds on disposal of equity accounted joint ventures	20	0
Proceeds on disposal of subsidiary	0	9
Loans receivable repaid	0	3
Loans advanced to associates and equity accounted joint ventures	(64)	(13)
Loans repaid by associates and equity accounted joint ventures	1	0
Cash of subsidiary acquired/(disposed)	5	(11)
Change in restricted cash	(31)	(22)
Net cash generated/(used) by financing activities	544	(253)
Repayments of debt	(212)	(259)
Issuance of stock	2	3
Proceeds from debt	1,212	106
Debt issue costs	(29)	0
Acquisition of noncontrolling interests	(215)	0
Dividends paid to common stockholders	(193)	(89)
Dividends paid to noncontrolling interests	(21)	(14)
Net increase/(decrease) in cash and cash equivalents	11	595
Effect of exchange rate changes on cash	0	(106)
Cash and cash equivalents - January 1,	1,112	586
Cash and cash equivalents - September 30,	$ 1,123	$ 1,075

Statement of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common stock [Member]	Additional Paid In Capital [Member]	Accumulated other comprehensive income [Member]	Deficit accumulated [Member]	Other Reserves [Member]	Non-controlling interests [Member]
Opening balance at Dec. 31, 2010	$ 4,589	$ 13	$ 8,670	$ (385)	$ (3,869)	$ 37	$ 123
Opening balance (shares) at Dec. 31, 2010		381,889,139
Net income/(loss)	1,220				1,188		32
Other Comprehensive Income	(505)			(499)			(6)
Share of equity accounted joint ventures other comprehensive income	(1)					(1)
Stock Issues As Part Of Share Incentive Scheme (Shares)		594,092
Stock Issues As Part Of Share Incentive Scheme (Value)	23	0	23
Stock Issues In Exchange For E Ordinary Shares Cancelled (Shares)		3,375
Stock Issues In Exchange For E Ordinary Shares Cancelled (Value)	9	0	9
E Ordinary shares of common stock issued - Izingwe Holdings (Shares)		280,000
E Ordinary shares of common stock issued - Izingwe Holdings (Value)	0	0	0
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Shares)		17,992
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Values)	1	0	1
Stock based compensation expense	14		14
Dividends	(102)				(89)
Dividends to noncontrolling interests							(13)
Closing balance at Sep. 30, 2011	5,248	13	8,717	(884)	(2,770)	36	136
Closing balance (shares) at Sep. 30, 2011		382,784,598
Opening balance at Dec. 31, 2011	5,522	13	8,740	(832)	(2,575)	36	140
Opening balance (shares) at Dec. 31, 2011		382,965,437
Net income/(loss)	913				900		13
Other Comprehensive Income	(68)			(67)			(1)
Acquisition of noncontrolling interests	(215)				(142)		(73)
Stock Issues As Part Of Share Incentive Scheme (Shares)		857,091
Stock Issues As Part Of Share Incentive Scheme (Value)	30	0	30
Stock Issues In Exchange For E Ordinary Shares Cancelled (Shares)		10,883
Stock Issues In Exchange For E Ordinary Shares Cancelled (Value)	1	0	1
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Shares)		20,103
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Values)	1	0	1
Stock based compensation expense	12		12
Dividends	(210)				(193)
Dividends to noncontrolling interests							(17)
Closing balance at Sep. 30, 2012	$ 5,986	$ 13	$ 8,784	$ (899)	$ (2,010)	$ 36	$ 62
Closing balance (shares) at Sep. 30, 2012		383,853,514

Statement of Shareholders' Equity (Parentheticals) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Statement Of Shareholders Equity [Abstract]
Deferred taxation on cumulative charge	$ 1	$ 1	$ 1	$ 1
The cumulative charge, net of deferred taxation, included in accumulated other comprehensive income in respect of cash flow hedges	$ 2	$ 2	$ 2	$ 2

Basis of Presentation	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Accounting [Text Block]

Note A. Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by US GAAP for annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine-month period ended September 30, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.

The balance sheet as at December 31, 2011 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by US GAAP for complete financial statements.

For further information, refer to the consolidated financial statements and footnotes thereto included in the Company's annual report on Form 20-F for the year ended December 31, 2011.

Accounting Developments	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Recently adopted pronouncements

Goodwill impairment testing

In September 2011, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“the Codification” or “ASC”) guidance was issued which simplifies how an entity tests goodwill for impairment. The guidance allows both public and nonpublic entities an option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under that option, an entity no longer would be required to calculate the fair value of a reporting unit unless the entity determines, based on that qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The adoption of the updated guidance on January 1, 2012 had no impact on the Company's financial statements.

Presentation of comprehensive income

In June 2011, the FASB issued guidance for disclosures about comprehensive income. The guidance is intended to increase the prominence of other comprehensive income in financial statements. The main provisions of the guidance provide that an entity that reports items of other comprehensive income has the option to present comprehensive income in either one statement or two consecutive statements. The Company adopted the two consecutive statement approach on January 1, 2012. Except for presentation changes, the adoption had no impact on the Company's financial statements.

Fair value measurements

In May 2011, the FASB issued updated guidance on fair value measurement and disclosure requirements. The requirements do not extend the use of fair value accounting, but provide guidance on how it should be applied where its use is already required or permitted by other standards within US GAAP. The update will supersede most of the FASB ASC guidance for fair value measurements, although many of the changes are clarifications of existing guidance or wording changes. The adoption of the updated guidance on January 1, 2012 had no impact on the Company's financial statements.

Business Combinations	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
On July 20, 2012, AngloGold Ashanti acquired the entire share capital of First Uranium (Pty) Limited, a wholly owned subsidiary of First Uranium Corporation and the owner of Mine Waste Solutions in South Africa, for a cash consideration of $335 million. Mine Waste Solutions is a recently commissioned tailings retreatment operation located in South Africa’s Vaal River region and in the immediate proximity of AngloGold Ashanti’s own tailings facilities. In connection with the acquisition, AngloGold Ashanti agreed to guarantee the observance and performance of existing delivery obligations of a wholly owned subsidiary of Mine Waste Solutions to sell to an existing customer at a pre-agreed price, 25 percent of the gold produced at a gold recovery plant located in northwest South Africa, subject to a cap of 312,500 ounces over the life of the contract. The transaction was funded from cash reserves and debt facilities. The acquisition has been accounted for as a purchase business combination under US GAAP whereby identifiable assets acquired and liabilities assumed were recorded at their fair market values as of the date of acquisition. The excess of the purchase price over fair value was recorded as goodwill and as such, the acquisition resulted in goodwill of $9 million being recorded, relating mainly to the expected synergies arising from the immediate proximity of AngloGold Ashanti’s own tailings facilities to the Mine Waste Solutions plant that will allow processing of AngloGold Ashanti’s Vaal River tailings without having to build additional processing facilities. The processing of AngloGold Ashanti tailings will reduce the environmental liability associated with those tailings. In addition, the Company is able to utilize its recently developed processes and recovery technology for tailings which will increase the ore recovery rates from both AngloGold Ashanti and First Uranium tailings alike.

In accordance with FASB ASC guidance, goodwill is assigned to specific reporting units. The Company's reporting units are generally consistent with the operating mines underlying segments identified in Note J - Segment information. An individual operating mine is not a typical "going-concern" business because of the finite life of its reserves. The allocation of goodwill to an individual operating mine likely will result in an eventual goodwill impairment due to the wasting nature of the primary asset of the reporting unit. The Company evaluates its held-for-use long lived assets for impairment when events or changes in circumstances indicate that the related carrying amount likely will not be recoverable over the long term and, in accordance with the FASB ASC guidance, performs its annual impairment review of assigned goodwill during the fourth quarter of each year. The accounting treatment of goodwill arising on acquisition of First Uranium (Pty) Limited is consistent with FASB ASC guidance. Goodwill related to the acquisition is non-deductible for income tax purposes. The assets and liabilities of First Uranium (Pty) Limited are included in the South Africa segment for disclosure purposes.

The operations and financial condition of the companies and assets acquired are included in the financial statements from July 20, 2012, the effective date of the acquisition.

For information purposes only, the following unaudited pro-forma financial data reflects the consolidated results of operations of AngloGold Ashanti as if the acquisition had taken place on January 1, 2012 and 2011:

	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Total revenue	5,079	4,935

Net income - attributable to AngloGold Ashanti	944	1,069

The pro forma information is not indicative of the results of operations that would have occurred had the acquisition been consummated on January 1, 2012. The information is not indicative of the group’s future results of operations.

From the date of acquisition, First Uranium (Pty) Limited has contributed $21 million of revenue and $3 million to the net income/(loss) before taxation of the group.

The fair value of the identifiable assets and liabilities of First Uranium (Pty) Limited as at the date of acquisition was:

(in US Dollars, millions)
(unaudited)

Assets
Property, plant and equipment	616
Other long-term assets	3
Restricted cash	3
Deferred taxation assets	52
Inventories	134
Trade and other receivables	2
Cash and cash equivalents	5
815

Liabilities
Other non-current liabilities	342
Deferred taxation liabilities	61
Provision for environmental rehabilitation	37
Loans from group companies	204
Accounts payable and other current liabilities	49
693
Total identifiable net assets at fair value	122
Purchase consideration	131
Goodwill recognized on acquisition	9

Analysis of cash flows on acquisition:

Net cash acquired with the subsidiary	5
Cash paid - Share capital acquired	(131)
Cash paid - Loan acquired	(204)
(330)

Delivery obligations of Mine Waste Solutions acquired as part of the business combination have been recognized on acquisition as a loss making executory contract, and are amortized as the deliveries of ounces occur.

The transaction costs of $3 million are a non-recurring expense and have been included in General and administrative expenses in the condensed consolidated statements of income and are included in operating cash flows in the condensed consolidated statements of cash flows.

Financial assets acquired include trade and other receivables with a fair value of $2 million. Trade and other receivables are expected to be collectible.

There were no material non-recurring pro-forma adjustments directly attributable to the acquisition of First Uranium (Pty) Limited.

Inventories	9 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
	At September 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	228	189
Gold on hand (doré/bullion)	118	94
Ore stockpiles	481	454
Uranium oxide and sulfuric acid	33	24
Supplies	352	296
	1,212	1,057
Less: Materials on the leach pad(1)	(119)	(98)
	1,093	959
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

	At September 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	430	393
Ore stockpiles	174	31
	604	424
Less: Materials on the leach pad(1)	(430)	(393)
	174	31
(1) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Impairment of Assets	9 Months Ended
Sep. 30, 2012
Asset Impairment Charges [Abstract]
Asset Impairment Charges [Text Block]

Impairments are made up as follows:

	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Continental Africa

Write-off of vehicles and mining equipment at Obuasi	2	2

South Africa

Impairment of abandoned shaft pillar development at TauTona	-	9
Write-off of mining assets at Savuka	-	3

	2	14

Debt	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
The Company's outstanding debt includes:

Debt carried at amortized cost

Rated bonds - issued April 2010
On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

Details of the rated bonds are summarized as follows:

	At September 30, 2012

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(unaudited)
		(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	17	716
30-year unsecured notes	6.500	300	(5)	8	303
		1,000	(6)	25	1,019

	At December 31, 2011

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	8	707
30-year unsecured notes	6.500	300	(5)	4	299
		1,000	(6)	12	1,006

Rated bonds - issued July 2012
On July 25, 2012, the Company announced the pricing of an offering of $750 million aggregate principal amount of 5.125 percent notes due 2022. The notes were issued by AngloGold Ashanti Holdings plc, a wholly owned subsidiary of the Company, at an issue price of 99.398 percent. The net proceeds from the offering were $737 million, after deducting discounts and estimated expenses. The notes are unsecured and fully and unconditionally guaranteed by AngloGold Ashanti Limited. The transaction closed on July 30, 2012.

Details of the rated bonds are summarized as follows:

	At September 30, 2012
	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%		(unaudited)
			(in US Dollars, millions)

10-year unsecured notes	5.125	750	(5)	7	752
			(5)	7	752

Debt carried at amortized cost (continued)

Loan facilities
On April 20, 2010, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly-owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion four-year revolving credit facility with a syndicate of lenders. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers and other guarantors under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. During the first half of 2012, the Company drew down $100 million under the facility and drew down a further $100 million in July 2012. This facility has been repaid and cancelled.

On July 20, 2012, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion five-year unsecured revolving credit facility with a syndicate of lenders which replaced its existing $1.0 billion syndicated facility maturing in April 2014. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers under the facility. Amounts may be repaid and reborrowed under the facility during its five-year term. Amounts outstanding under the facility bear interest at LIBOR plus a margin that varies depending on the credit rating of AngloGold Ashanti Limited.

Details of the syndicated revolving credit facility are summarized as follows:

At September 30, 2012

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)

	$1.0 billion syndicated revolving credit facility	LIBOR + 1.5	0.525	1,000	1,000	-

(1)	Outstanding amounts bear interest at a margin over the London Interbank Offered Rate ("LIBOR").
(2)	Commitment fees are payable quarterly in arrears on the undrawn portion of the facility.

Syndicated revolving credit facility (A$600 million)
On December 22, 2011, AngloGold Ashanti Australia Limited, a wholly owned subsidiary of AngloGold Ashanti Limited, entered into a four-year revolving credit facility of A$600 million with a syndicate of banks. AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. An amount of $266 million was drawn down during the nine months ended September 30, 2012 under the facility.

At September 30, 2012

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (3)	fee (4)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)

	A$600 million syndicated revolving credit facility	BBSY + 2	1	622	356	266

At December 31, 2011

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (3)	fee (4)	facility	facility	facility
		%	%	(in US Dollars, millions)

	A$600 million syndicated revolving credit facility	BBSY + 2	1	617	617	-

(3)	Outstanding amounts bear interest at a margin over the Bank Bill Swap Bid Rate ("BBSY").
(4)	A commitment fee of 50 percent of the applicable margin is payable quarterly in arrears on the undrawn portion of the facility.

Convertible bonds
The issue of convertible bonds in the aggregate principal amount of $732.5 million at an interest rate of 3.5 percent was concluded on May 22, 2009. These bonds are convertible into ADSs at an initial conversion price of $47.6126. The conversion price is subject to standard weighted average anti-dilution protection. The convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

The convertible bonds mature on May 22, 2014. However, at any time on or after June 12, 2012 the Company has the right, but not the obligation, to redeem all (but not part) of the convertible bonds at their principal amount together with accrued interest if the volume weighted average price of the ADSs that would be delivered by the Company on the conversion of a convertible bond of a principal amount of $100,000 exceeds $130,000 on each of at least 20 consecutive dealing days ending not earlier than five days prior to the date that the Company gives notice of the redemption.

Upon the occurrence of a change of control of the Company, each convertible bond holder will have the right to require the Company to redeem its convertible bonds at their principal amount plus accrued interest thereon. If the convertible bond holder elects to convert its convertible bonds in connection with such change of control, the Company will pay a “make whole” premium to such convertible bond holder in connection with such conversion. The conversion price is subject to adjustment on occurrence of certain events, as described in the terms and conditions of the bonds.

The Company is separately accounting for the conversion features of the convertible bonds at fair value as a derivative liability with subsequent changes in fair value recorded in earnings each period. The total fair value of the derivative liability on May 22, 2009 (date of issue) amounted to $142.2 million. The difference between the initial carrying value and the stated value of the convertible bonds is being accreted to interest expense using the effective interest method over the 5 year term of the bonds.

The convertible bonds and associated derivative liability (which has been accounted for separately) are summarized as follows:

	At September 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Convertible bonds
Senior unsecured fixed rate bonds	679	656
Accrued interest	9	3
	688	659

Convertible bond derivative liability
Balance at beginning of period	92	176
Fair value movements on conversion features of convertible bonds	(66)	(84)
Balance at end of period	26	92

Debt carried at fair value

Mandatory convertible bonds

In September 2010, the Company issued mandatory convertible bonds at a coupon rate of 6 percent due in September 2013. The conversion of the mandatory convertible bonds into ADSs was subject to shareholder approval, which was granted in October 2010. These bonds are convertible into a variable number of ADSs, ranging from 18,140,000 at a share price equal to or lesser than $43.50, to 14,511,937 at a share price equal to or greater than $54.375, each as calculated in accordance with the formula set forth in the indenture and subject to adjustment.

The mandatory convertible bonds contain certain embedded derivatives relating to change in control and anti-dilution protection provisions. The FASB ASC guidance contains an election for the Company to record the entire instrument at fair value as opposed to separating the embedded derivatives from the instrument. The shareholders have authorized that the convertible bonds will be settled in equity and not have any cash settlement potential except if a fundamental change or conversion rate adjustment causes the number of ADSs deliverable upon conversion to exceed the number of shares reserved for such purpose, among other circumstances provided in the indenture, and therefore the Company has chosen to recognize the instrument, in its entirety, at fair value. Depending on the final calculated share price on the date of conversion, the liability recognized may differ from the principal amount.

Other convertible bonds that have been issued by the Company will only be settled in equity if future events, outside of the control of the Company, result in equity settlement and thus have a potential cash settlement at maturity that will not exceed the principal amount, in those circumstances the liabilities are recognized at amortized cost.

In determining the fair value liability of the mandatory convertible bonds, the Company has measured the effect based on the ex interest NYSE closing price on the reporting date. The ticker code used by the NYSE for the mandatory convertible bonds is AUPRA. The accounting policy of the Company is to recognize interest expense separately from the fair value adjustments in the income statement. Interest is recognized at a quarterly coupon rate of 6 percent per annum. Fair value adjustments are included in Non-hedge derivative gain and movement on bonds in the income statement. See note H.

The contractual principal amount of the mandatory convertible bonds is $789 million, provided the calculated share price of the Company is within the range of $43.50 to $54.375. If the calculated share price is below $43.50, the Company will recognize a gain on the principal amount and above $54.375 a loss. As at September 30, 2012, the actual share price was $35.05.

The mandatory convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the mandatory subordinated convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

The mandatory convertible bonds are summarized as follows:

	At September 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Mandatory convertible bonds
Short-term debt at fair value	656	2
Long-term debt at fair value	-	758
	656	760

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	9 Months Ended
Sep. 30, 2012
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Profit(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other Text Block
	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Loss on disposal of land, equipment and assets, mineral rights, exploration properties and other	13	2
Indirect tax expenses and legal claims (1)	8	13
Impairment of investments	4	18
Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	-	7
Impairment of other receivables	1	1
Profit on disposal of AGA-Polymetal Strategic Alliance (2)	(20)	-
Royalties received (3)	(18)	(71)
Profit on disposal of the Company's subsidiary ISS International Limited (4)	-	(2)

	(12)	(32)

Taxation expense on above items	1	13

(1) Indirect taxes and legal claims are in respect of:
Ghana		5
Guinea	8	7
United States of America	2
Brazil	1
Argentina	(2)
Namibia	(1)	1

(2) On February 8, 2012, the transaction to dispose of the AGA-Polymetal Strategic Alliance consisting of AGA-Polymetal Strategic Alliance Management Company Holdings Limited, Amikan Holding Limited, AS APK Holdings Limited, Imitzoloto Holdings Limited and Yeniseiskaya Holdings Limited to Polyholding Limited was completed. These assets were fully impaired as at December 31, 2011.

(3) Royalties received include:
Newmont Mining Corporation (2009 Boddington Gold mine sale)	(14)	(31)
Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine)	(4)	(3)
Franco Nevada Corporation (2011 sale of royalty stream in Ayanfuri mine)		(35)
Other royalties		(2)

(4) ISS International Limited ("ISSI") was classified as held for sale in 2010. The sale was concluded on February 28, 2011.

Non-Hedge Derivative Gain	9 Months Ended
Sep. 30, 2012
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Derivative Instruments Not Designated As Hedging Instruments And Movement On Bonds [Text Block]
	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US dollars, millions)

Non-hedge derivative gain

Gain on non-hedge derivatives	70	97

The net gain recorded in the nine months ended September 30, 2012 relates to fair value movements of the conversion features of convertible bonds and movements on other commodity contracts.

Movement on bonds

	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Fair value gain on mandatory convertible bonds (See Note F)	104	102

Income Tax	9 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
The net taxation expense in the nine months ended September 30, 2012 compared to a net expense for the same period in 2011, constitutes the following:

	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Charge for current taxation (1)	420	270
Charge for deferred taxation (2)	135	182
	555	452

Income from continuing operations before income tax and equity income in associates	1,450	1,619

(1) The higher current taxation in 2012 is mainly due to higher taxable income in Tanzania and South Africa, while 2011 was lower due to the utilization of tax losses.

(2) The lower deferred taxation in 2012 mainly relates to the reversal of timing differences from the utilization of tax losses in South Africa, deferred tax credits arising from a corporate restructuring of Serra Grande, partly offset by the taxation rate change in Ghana and deferred taxation benefits in 2011 in North America not being repeated in 2012.

Uncertain taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
	At September 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Balance at beginning of period	78	52
Additions for tax positions identified in prior years	13	38
Reductions for tax positions identified in prior years	-	(3)
Translation	(2)	(9)
Balance at end of period	89	78

Unrecognized tax benefits are summarized as follows:

Recognized as a reduction of deferred tax assets	37	29
Recognized in other non-current liabilities	52	49
Balance at end of period (1)	89	78

(1) Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

	(in US Dollars, millions)
The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the nine months ended and as at September 30, 2012, interest recognized and interest accrued amounted to:

Interest recognized during the nine months ended September 30, 2012		2
Interest accrued as at September 30, 2012		13

Segment Information	9 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

The Company produces gold as its primary product and does not have distinct divisional segments in terms of principal business activity, but manages its business on the basis of different geographic segments. This information is consistent with the information used by the Company's Chief Operating Decision Maker, defined as the Executive Management team, in evaluating operating performance of, and making resource allocation decisions among operations.

	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	1,701	1,916
Continental Africa	1,964	1,801
Australasia	335	285
Americas	1,243	1,109
Other, including Corporate and Non-gold producing subsidiaries	16	13
	5,259	5,124
Less: Equity method investments included above	(246)	(279)
Total revenues	5,013	4,845

Segment income/(loss)
South Africa	583	725
Continental Africa	730	709
Australasia	87	34
Americas	535	546
Other, including Corporate and Non-gold producing subsidiaries	(155)	(132)
Total segment income	1,780	1,882

The following are included in segment income/(loss):

Interest revenue
South Africa	17	20
Continental Africa	5	1
Australasia	1	3
Americas	5	4
Other, including Corporate and Non-gold producing subsidiaries	2	1
Total interest revenue	30	29

Interest expense
South Africa	3	4
Continental Africa	2	-
Australasia	1	-
Americas	2	2
Other, including Corporate and Non-gold producing subsidiaries	143	129
Total interest expense	151	135

	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity income/(loss) in associates
South Africa	-	(2)
Continental Africa	42	74
Other, including Corporate and Non-gold producing subsidiaries	(24)	(19)
Total equity income in associates	18	53

Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	1,780	1,882
Exploration costs	(267)	(196)
General and administrative expenses	(213)	(207)
Market development costs	(6)	(6)
Non-hedge derivative gain and movement on bonds	174	199
Taxation expense	(555)	(452)
Noncontrolling interests	(13)	(32)
Net income - attributable to AngloGold Ashanti	900	1,188

	At September 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa(1)(2)	3,719	2,974
Continental Africa	4,802	4,365
Australasia	975	714
Americas	2,792	2,527
Other, including Corporate and Non-gold producing subsidiaries	950	605
Total segment assets	13,238	11,185

(1) Includes the following which have been classified as assets held for sale:
Rand Refinery Limited	1	1
(2) Includes the assets of First Uranium (Pty) Limited acquired during July 2012.

Income(Loss) Per Share Data	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share
	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted income per share (in US dollars millions, except per share data):

Ordinary shares undistributed income	704	1,095
E Ordinary shares undistributed income	2	4
Total undistributed income	706	1,099

Ordinary shares distributed income	193	89
E Ordinary shares distributed income	1	-
Total distributed income	194	89

Numerator - Net income

Attributable to Ordinary shares (1)	897	1,184
Attributable to E Ordinary shares	3	4
Total attributable to AngloGold Ashanti	900	1,188

In calculating diluted income per ordinary share, the following were taken into consideration:

Income attributable to equity shareholders	897	1,184
Interest expense on convertible bonds	55	53
Amortization of issue cost and discount on convertible bonds	24	23
Fair value adjustment on convertible bonds included in income (2)	(170)	(200)
Income used in calculation of diluted earnings per ordinary share	806	1,060

	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
Denominator for basic income per ordinary share
Ordinary shares	382,593,036	381,471,126
Fully vested options (3)	1,706,404	1,447,478
Weighted average number of ordinary shares (1)	384,299,440	382,918,604

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options	1,545,223	1,321,614
Dilutive potential of convertible bonds	33,524,615	33,524,615
Dilutive potential of E Ordinary shares	-	-
Denominator for diluted income per share – adjusted weighted average number of ordinary shares and assumed conversions	419,369,278	417,764,833

Weighted average number of E Ordinary shares used in calculation of basic and diluted income per E Ordinary share	2,541,262	2,958,298

(1)	The mandatory convertible bonds issued during 2010 are not included in basic income per common share as they contain features that could result in their settlement in cash and therefore do not meet the definition of an equity instrument.

(2)	Diluted earnings per ordinary share for the nine months ended September 30, 2011 has been corrected to take into account the earnings effect of the fair value adjustment of the option component of the 3.5% convertible bonds. The impact of this correction decreased diluted earnings per ordinary share for the nine months ended September 30, 2011 by 23 cents as previously reported. Basic earnings per ordinary share previously reported were unaffected.

(3)	Compensation awards are included in the calculation of basic income per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

Rounding may result in computational differences.

Employee Benefit Plans	9 Months Ended
Sep. 30, 2012
Pension and Other Postretirement Benefit Contributions [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

The Company has made provision for pension and provident schemes covering substantially all employees.

	Nine months ended September 30,
	2012		2011
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	5	23	5	1
Interest cost	14	10	17	11
Expected return on plan assets	(19)	-	(22)	-
Net periodic benefit cost	-	33	-	12

	Employer contributions
		(in US Dollars, millions)

	Expected contribution for 2012 (1)	5
	Actual contribution for the nine months ended September 30, 2012	4

(1)	The Company's expected contribution to its pension plan in 2012 as disclosed in the Company's Form 20-F for the year ended December 31, 2011.

Other Long-Term Assets	9 Months Ended
Sep. 30, 2012
Other Assets Noncurrent [Abstract]
Other Long-Term Assets
	At September 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Investments in associates - unlisted	7	5
Investments in associates - listed	17	15
Investments in equity accounted joint ventures	895	671
Carrying value of equity method investments	919	691

Investment in marketable equity securities - available for sale	73	82
Investment in marketable debt securities - held to maturity	8	8
Investment in non-marketable assets - held to maturity	2	2
Cost method investment	9	9
Investment in non-marketable debt securities - held to maturity	83	85
Restricted cash	32	23
Other non-current assets	122	101
	1,248	1,001

Investments in associates

During the nine months ended September 30, 2011, the Company fully impaired its investment in Orpheo (Proprietary) Limited. An impairment loss of $2 million (net of tax of $nil million) was recognized and the impairment loss was reflected in equity income in associates for 2011.

Investment in marketable equity securities - available for sale

Available for sale investments in marketable equity securities consists of investments in ordinary shares.

Cost	56	51
Gross unrealized gains	21	34
Gross unrealized losses	(4)	(3)
Fair value (net carrying value)	73	82

	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Other-than-temporary impairments of marketable equity securities – available for sale

First Uranium Corporation (South Africa)	4	16
Village Main Reef Limited (South Africa)	-	2
	4	18

The impairment recognized resulted in a transfer of fair value adjustments previously included in accumulated other comprehensive income to the income statement.

Disposal of marketable equity securities

The Company's disposal of marketable equity securities resulted in the following reclassification of losses of fair value adjustments to the income statement:

Equity investments held by the Environmental Rehabilitation Trust Fund (net of tax of $nil million)	-	1

In addition, the Company holds various equities as strategic investments in gold exploration companies. Five of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months
			Total

	(in US Dollars, millions)

At September 30, 2012

Aggregate fair value of investments with unrealized losses	8	-	8
Aggregate unrealized losses	(2)	(2)	(4)

At December 31, 2011
Aggregate fair value of investments with unrealized losses	8	-	8
Aggregate unrealized losses	(3)	-	(3)

		At September 30,	At December 31,
		2012	2011
		(unaudited)
		(in US Dollars, millions)

	Investment in marketable debt securities - held to maturity	8	8
	Investments in marketable debt securities represent held to maturity government bonds held by the Environmental Rehabilitation Trust Fund with a total fair value of $11 million (2011: $11 million) and gross unrealized gains of $3 million (2011: $3 million).

	Investment in non-marketable assets - held to maturity	2	2
	Investments in non-marketable assets represent secured loans and receivables secured by pledge of assets.

	Cost method investment	9	9
	The cost method investments mainly represent shares held in XDM Resources Limited. (1)

	Investment in non-marketable debt securities - held to maturity	83	85
	Investments in non-marketable debt securities represent the held to maturity fixed-term deposits required by legislation for the Environmental Rehabilitation Trust Fund and Nufcor Uranium Trust Fund.

	As at September 30, 2012 the contractual maturities of debt securities were as follows:

	Marketable debt securities

	Three to seven years	8

	Non-marketable debt securities

	Less than one year	83

	Restricted cash	32	23
	Restricted cash mainly represents cash balances held by Environmental Rehabilitation Trust Fund and Environmental Protection Bond.

	Financing receivables
	Loans of $91 million (2011: $29 million) to equity accounted joint ventures and associates are included in Other long-term assets. There are no allowances for credit losses relating to these loans. Credit quality of loans is monitored on an ongoing basis.

(1)	The fair value is not estimated as there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment and it is not practicable to estimate the fair value of the investment.

Derivative Instruments	9 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments And Hedging Activities Disclosure [Text Block]

In the normal course of its operations, the Company is exposed to gold and other commodity price, currency, interest rate, equity price, liquidity and non-performance risk, which includes credit risk. The Company is also exposed to certain by-product commodity price risk. In order to manage these risks, the Company may enter into transactions which make use of derivatives. The Company has developed a risk management process to facilitate, control and monitor these risks. The board has approved and monitors this risk management process, inclusive of documented treasury policies, counterpart limits, controlling and reporting structures. The Company does not acquire, hold or issue derivatives for speculative purposes.

Contracts that meet the criteria for hedge accounting are designated as the hedging instruments hedging the variability of forecasted cash flows from the sale of production into the spot market and from capital expenditure denominated in a foreign currency and are classified as cash flow hedges under the FASB ASC guidance on derivatives and hedging. Cash flows related to these instruments designated as qualifying hedges are reflected in the consolidated statement of cash flows in the same category as the cash flow from the items being hedged. Accordingly, cash flows relating to the settlement of forward sale commodity derivatives contracts hedging the forecasted sale of production into the spot market as well as the forward sale currency derivative contracts hedging the forecasted capital expenditure, have been reflected upon settlement as a component of operating cash flows. As at September 30, 2012, the Company does not have any open cash flow hedge contracts relating to product sales or forecasted capital expenditure. Cash flow hedge losses pertaining to capital expenditure of $3 million as at September 30, 2012 are expected to be reclassified from accumulated other comprehensive income and recognized as an adjustment to depreciation expense equally until 2019.

A gain on non-hedge derivatives of $70 million was recorded in the nine months ended September 30, 2012 (2011: $97 million). See note H “Non-hedge derivative gain and movement on bonds” for additional information.

Gold price management activities

Gold price risk arises from the risk of an adverse effect of current or future earnings resulting from fluctuations in the price of gold. The Company eliminated its hedge book during 2010 and has since had full exposure to the spot price of gold.

Foreign exchange price risk protection agreements

The Company, from time to time, may enter into currency forward exchange and currency option contracts to hedge certain anticipated transactions denominated in foreign currencies. The objective of the Company’s foreign currency hedging activities is to protect the Company from the risk that the eventual cash flows resulting from transactions denominated in US dollars will be adversely affected by changes in exchange rates.

As at September 30, 2012, the Company had no open forward exchange or currency option contracts in its currency hedge position.

Interest and liquidity risk

Fluctuations in interest rates impacts interest paid and received on the short-term cash investments and financing activities, giving rise to interest rate risk.

In the ordinary course of business, the Company receives cash from the proceeds of its gold sales and is required to fund working capital requirements. This cash is managed to ensure surplus funds are invested in a manner to achieve market related returns while minimizing risks.

The Company is able to actively source financing at competitive rates. The counterparts are financial and banking institutions and their credit ratings are regularly monitored by the Company.

Non-performance risk

Realization of contracts is dependent upon counterparts’ performance. The Company has not obtained collateral or other security to support the financial instruments subject to non-performance risk, but the credit standing of counterparts was monitored on a regular basis throughout the period. The Company spreads it business over a number of financial and banking institutions to minimize the risk of potential non-performance risk. Furthermore, the approval process of counterparts and the limits applied to each counterpart were monitored by the board of directors. Where possible, ISDA netting agreements were put into place by management.

The combined maximum credit risk exposure at September 30, 2012 amounts to $356 million. Credit risk exposure netted by open derivative positions with counterparts was $nil million as at September 30, 2012. No set-off is applied to balance sheet amounts due to the different maturity profiles of assets and liabilities.

Fair value of financial instruments

The estimated fair values of financial instruments are determined at discrete points in time based on relevant market information. The estimated fair values of the Company's financial instruments, as measured at September 30, 2012 and December 31, 2011, are as follows (assets (liabilities)):

	September 30, 2012		December 31, 2011

	(unaudited)
	(in US Dollars, millions)
	Carrying		Carrying
	amount	Fair Value	amount	Fair Value

Cash and cash equivalents	1,123	1,123	1,112	1,112
Restricted cash	93	93	58	58
Short-term debt	(57)	(57)	(30)	(30)
Short-term debt at fair value	(656)	(656)	(2)	(2)
Long-term debt	(2,737)	(2,886)	(1,715)	(1,857)
Long-term debt at fair value	-	-	(758)	(758)
Derivatives	(28)	(28)	(93)	(93)
Marketable equity securities - available for sale	73	73	82	82
Marketable debt securities - held to maturity	8	11	8	11
Non-marketable assets - held to maturity	2	2	2	2
Non-marketable debt securities - held to maturity	83	83	85	85

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash restricted for use, cash and cash equivalents and short-term debt

The carrying amounts approximate fair value because of the short-term duration of these instruments.

Long-term debt

The mandatory convertible bonds are carried at fair value. The fair value of the convertible and rated bonds are shown at their quoted market value. Other long-term debt re-prices on a short-term floating rate basis, and accordingly the carrying amount approximates fair value.

Derivatives

The fair value of volatility-based instruments (i.e. options) is estimated based on market prices, volatilities, credit risk and interest rates for the periods under review.

Investments

Marketable equity securities classified as available-for-sale are carried at fair value. Marketable debt securities classified as held to maturity are measured at amortized cost. Non-marketable assets classified as held to maturity are measured at amortized cost. The fair value of marketable debt securities and non-marketable assets has been calculated using market interest rates. Investments in non-marketable debt securities classified as held to maturity are measured at amortized cost. The cost method investment is carried at cost. There is no active market for the investment and the fair value cannot be reliably measured.

Fair value of the derivative liabilities split by accounting designation

		At September 30, 2012
		(unaudited)
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(26)	(26)
Embedded derivatives	Non-current liabilities - derivatives	(2)	(2)
Total derivatives		(28)	(28)

		At December 31, 2011
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(92)	(92)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(93)	(93)

	Non-hedge derivative gain/(loss) and movement on bonds recognized
		Nine months ended September 30,
		2012	2011
		(unaudited)	(unaudited)

		(in US Dollars, millions)

	Unrealized (1)
	Option component of convertible bonds	66	98
	Other commodity contracts	4	-
	Warrants on shares	-	(1)
	Fair value movement on mandatory convertible bonds	104	102

	Non-hedge derivative gain and movement on bonds	174	199

(1)	Unrealized gains on non-hedge derivatives are included in "Non-hedge derivative gain and movement on bonds" in the income statement.

Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2012	Changes in fair value and other movements recognized in 2012	Reclassification adjustments	Accumulated other comprehensive income as of September 30, 2012
	(unaudited)
	(in US Dollars, millions)

Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2011	Changes in fair value and other movements recognized in 2011	Reclassification adjustments	Accumulated other comprehensive income as of September 30, 2011
	(unaudited)
	(in US Dollars, millions)

Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

Commitments and Contingencies	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Capital expenditure commitments:

At September 30,
2012
(unaudited)
(in US Dollars, millions)

Contracts for capital expenditure	1,004
Authorized by the directors but not yet contracted for	3,166
4,170
The Company intends to finance these capital expenditures from cash on hand, cash flow from operations, existing and new replacement credit facilities and long-term debt financing and, potentially if deemed appropriate, the issuance of equity and equity linked instruments.

Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:
At September 30,
2012
(unaudited)
(in US Dollars, millions)

Contingent liabilities

Groundwater pollution (1)	-
Deep groundwater pollution (2)	-
Indirect taxes - Ghana (3)	21
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (4)	-
Other tax disputes - AngloGold Ashanti Brasil Mineração Ltda (5)	33
Sales tax on gold deliveries - Mineração Serra Grande S.A. (6)	172
Other tax disputes - Mineração Serra Grande S.A. (7)	18
Litigation - Ghana (8)	32

Contingent assets

Indemnity - Kinross Gold Corporation (9)	(98)
Royalty - Boddington Gold Mine (10)	-
Royalty - Tau Lekoa Gold Mine (11)	-

Financial guarantees

Oro Group surety (12)	12
AngloGold Ashanti USA reclamation bonds (13)	101
AngloGold Ashanti Australia environmental bonds (14)	51
AngloGold Ashanti environmental guarantees (15)	165
AngloGold Ashanti Iduapriem environmental guarantees (16)	32
Ashanti Goldfields Kilo Sarl environmental guarantees (17)	10
Guarantee provided for syndicated revolving credit facility (18)	-
Guarantee provided for mandatory convertible bonds (19)	791
Guarantee provided for rated bonds - issued April 2010 (20)	1,025
Guarantee provided for rated bonds - issued July 2012 (21)	757
Guarantee provided for convertible bonds (22)	742
Guarantee provided for A$ syndicated revolving credit facility (23)	266

Performance guarantees
Gold delivery - Mine Waste Solutions (24)	-

Hedging guarantees
Gold delivery guarantees (25)	-

4,130

(1)	Ground water pollution

The Company has identified groundwater contamination plumes at certain of its operations, which have occurred primarily as a result of seepage. Numerous scientific, technical and legal studies have been undertaken to assist in determining the extent of the contamination and to find sustainable remediation solutions. The Company has instituted processes to reduce future potential seepage and it has been demonstrated that Monitored Natural Attenuation ("MNA") by the existing environment will contribute to improvements in some instances. Furthermore, literature reviews, field trials and base line modeling techniques suggest, but have not yet proven, that the use of phyto-technologies can address the soil and groundwater contamination. Subject to the completion of trials and the technology being a proven remediation technique, no reasonable estimate can be made for the obligation.

(2)	Deep ground water pollution

The Company has identified a flooding and future pollution risk posed by deep groundwater. Various studies have been undertaken by AngloGold Ashanti since 1999. Due to the interconnected nature of mining operations, any proposed solution needs to be a combined one supported by all the mines located in these gold fields. As a result, in South Africa, the Department of Mineral Resources and affected mining companies are involved in the development of a “Regional Mine Closure Strategy”. In view of the limitation of current information for the estimation of a liability, no reasonable estimate can be made for the obligation.

		At September 30,
		2012
		(unaudited)
		(in US Dollars, millions)

(3)	Indirect taxes - Ghana

	AngloGold Ashanti (Ghana) Limited received a tax assessment during September 2009 in respect of the 2006, 2007 and 2008 tax years following an audit by the tax authorities related to indirect taxes on various items. Management is of the opinion that the indirect taxes are not payable and the Company has lodged an objection to the assessment.

	The assessment is approximately:	21

(4)	ODMWA litigation

The case of Mr Thembekile Mankayi was heard in the High Court of South Africa in June 2008, and an appeal heard in the Supreme Court of Appeal in 2010. In both instances judgment was awarded in favor of AngloGold Ashanti Limited on the basis that an employer is indemnified against such a claim for damages by virtue of the provisions of section 35 of the Compensation for Occupational Injuries and Diseases Act, 1993 ("COIDA"). A further appeal that was lodged by Mr Mankayi was heard in the Constitutional Court in 2010. Judgment in the Constitutional Court was handed down on March 3, 2011. The Constitutional Court held that section 35 of COIDA does not indemnify the employer against such claims.

Mr Mankayi passed away subsequent to the hearing in the Supreme Court of Appeal. Following the Constitutional Court judgment, Mr Mankayi’s executor may proceed with his case in the High Court. This will comprise, amongst others, providing evidence showing that Mr Mankayi contracted silicosis as a result of negligent conduct on the part of AngloGold Ashanti Limited.

On or about August 21, 2012, AngloGold Ashanti Limited was served with motion proceedings in Johannesburg relating to silicosis and other occupational lung diseases (“OLD”). The motion proceedings seek to have the court certify a class of mineworkers with OLD who previously worked or continue to work in one of six gold mines currently within AngloGold Ashanti’s South African operations. In the event the class is certified, such class of workers would institute actions by way of a summons against AngloGold Ashanti Limited and potentially other defendants for amounts as yet unspecified. At least one similar class action has been threatened against AngloGold Ashanti Limited by another law firm. As at September 30, 2012, a further 31 individual claims have been received. The total amount being claimed in the 31 summonses is R77 million (approximately $9 million). AngloGold Ashanti has filed a notice of intention to oppose these claims. It is possible that additional class actions and/or individual claims relating to silicosis and/or other OLD will be filed against AngloGold Ashanti Limited in the future.

AngloGold Ashanti Limited will defend these and any other future claims, if and when filed, on their merits. Should AngloGold Ashanti Limited be unsuccessful in defending any such claims, or in otherwise favorably resolving perceived deficiencies in the national occupational disease compensation framework that were identified in an earlier decision by the Constitutional Court, such matters would have an adverse effect on AngloGold Ashanti’s financial position, which could be material. In view of the limitation of current information for the estimation of any liability that may arise as a result of such claims, no reasonable estimate can be made of any such potential liability.

		At September 30,
		2012
		(unaudited)
		(in US Dollars, millions)

(5)	Other tax disputes - AngloGold Ashanti Brasil Mineração Ltda

	In November 2007, the Departamento Nacional de Produçâo Mineral ("DNPM"), a Brazilian federal mining authority, issued a tax assessment against AngloGold Ashanti Brazil Mineração ("AABM") relating to the calculation and payment by AABM of the financial contribution on mining exploitation ("CFEM") in the period from 1991 to 2006. The amount involved is approximately:	21

	Subsidiaries of the Company in Brazil are involved in various other disputes with tax authorities. These disputes involve federal tax assessments including income tax, royalties, social contributions and annual property tax. The amount involved is approximately:	12
		33

		At September 30,
		2012
		(unaudited)
		(in US Dollars, millions)

(6)	Sales tax on gold deliveries - Mineração Serra Grande S.A.

	In 2006, Mineração Serra Grande S.A. (“MSG”) received two tax assessments from the State of Goiás related to payments of state sales taxes at the rate of 12 percent on gold deliveries for export from one Brazilian state to another during the period from February 2004 to the end of May 2006. In November 2006, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the first period. In July 2011, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the second period. The State of Goiás has appealed to the full board of the State of Goiás tax administrative council. In November 2011 (first case) and June 2012 (second case), the administrative council’s full board approved the suspension of proceedings and the remittance of the matter to the Department of Supervision of Foreign Trade (“COMEX”) for review and verification. Both cases have been remitted to the COMEX and are under review. The Company believes both assessments are in violation of federal legislation on sales taxes.

	The first and second assessments are as follows:
	First assessment	106
	Second assessment	66
		172

(7)	Other tax disputes - Mineração Serra Grande S.A.

	MSG received a tax assessment in October 2003 from the State of Minas Gerais related to sales taxes on gold. The tax administrators rejected the Company’s appeal against the assessment. The Company is now appealing the dismissal of the case. The assessment is approximately:	18

(8)	Litigation - Ghana

	AngloGold Ashanti Ghana terminated its longstanding Underground Development Contract with Mining and Building Construction company ("MBC"). MBC has submitted various claims against AngloGold Ashanti Ghana arising out of this contract. AngloGold Ashanti Ghana is in the process of finalizing a settlement with MBC and other interested parties.

	The total value of these claims currently amount to:	32

(9)	Indemnity - Kinross Gold Corporation	(98)
	As part of the acquisition by AngloGold Ashanti of the remaining 50 percent interest in MSG during June 2012, Kinross Gold Corporation has provided an indemnity to a maximum amount of BRL255 million ($126 million at quarter end exchange rates) against the specific exposures discussed in items 6 and 7 above.

(10)	Royalty - Boddington Gold Mine

	As a result of the sale of the interest in the Boddington Gold Mine during 2009, the Company is entitled to receive a royalty on any gold recovered or produced by the Boddington Gold Mine, where the gold price is in excess of Boddington Gold Mine’s cash costs plus $600 per ounce. The royalty is payable in each quarter from and after the second quarter in 2010, within forty five days of reporting period close and is capped at a total amount of $100 million. No royalties were recorded during the third quarter as a result of the conditions above not being met.

	Details of the royalty are as follows:

	Total royalties received to date	56

		At September 30,
		2012
		(unaudited)
		(in US Dollars, millions)

(11)	Royalty - Tau Lekoa Gold Mine

	As a result of the sale of the Tau Lekoa Gold Mine during 2010, the Company is entitled to receive a royalty on the production of a total of 1.5 million ounces by the Tau Lekoa Gold Mine in the event that the average monthly rand price of gold exceeds R180,000 per kilogram (subject to an inflation adjustment). Where the average monthly rand price of gold does not exceed R180,000 per kilogram (subject to an inflation adjustment), the ounces produced in that quarter do not count towards the total 1.5 million ounces upon which the royalty is payable. The royalty will be determined at 3 percent of the net revenue (being gross revenue less state royalties) generated by the Tau Lekoa assets. Royalties on 273,019 ounces produced have been received to date.

	Royalties received in cash during the nine months ended September 30, 2012	4

(12)	Oro Group surety	12

The Company has provided surety in favor of a lender on a gold loan facility with its associate Oro Group (Proprietary) Limited and one of its subsidiaries. The Company has a total maximum liability, in terms of the suretyships, of R100 million. The probability of the non-performance under the suretyships is considered minimal. The suretyship agreements have a termination notice period of 90 days.

(13)	AngloGold Ashanti USA reclamation bonds	101

Pursuant to US environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti USA has posted reclamation bonds with various federal and state governmental agencies to cover potential rehabilitation obligations. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti USA not being able to meet its rehabilitation obligations. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable federal and/or state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(14)	AngloGold Ashanti Australia environmental bonds	51

Pursuant to Australia environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti Australia has posted bonds with state governmental agencies to cover potential rehabilitation obligations. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti Australia not being able to meet its rehabilitation obligations. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(15)	AngloGold Ashanti environmental guarantees	165

Pursuant to South African mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, the Company has secured bank guarantees to cover potential rehabilitation obligations of certain mines in South Africa. The Company has provided a guarantee for these obligations which would be payable in the event of the South African mines not being able to meet such rehabilitation obligations. The obligations will expire upon compliance with all provisions of the environment management program in terms of South African mining laws. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

At September 30,
2012
(unaudited)
(in US Dollars, millions)

(16)	AngloGold Ashanti Iduapriem environmental guarantees	32

Pursuant to Ghanaian mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, AngloGold Ashanti Iduapriem Limited has secured bank guarantees to cover potential rehabilitation obligations for the Iduapriem mine. The obligations will expire upon compliance with all provisions of the environment management program in terms of Ghanaian mining laws. AngloGold Ashanti Iduapriem is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti Iduapriem under its guarantee.

(17)	Ashanti Goldfields Kilo Sarl environmental guarantees	10

Pursuant to the Democratic Republic of Congo ("DRC") mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, Ashanti Goldfields Kilo Sarl has secured bank guarantees to cover potential rehabilitation obligations for the Mongbwalu project. The obligations will expire upon compliance with all provisions of the environment management program in terms of the DRC mining laws. Ashanti Goldfields Kilo Sarl is not indemnified by third parties for any of the amounts that may be paid by Ashanti Goldfields Kilo Sarl under its guarantee.

(18)	Guarantee provided for syndicated revolving credit facility

AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., as guarantors, each guaranteed all payments and other obligations of the borrowers and the other guarantors under the $1.0 billion five-year revolving credit facility entered into during July 2012.

	The total amount outstanding under this facility as at September 30, 2012 amounted to:	-

(19)	Guarantee provided for mandatory convertible bonds	791

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $789 million 6 percent mandatory convertible bonds due 2013.

(20)	Guarantee provided for rated bonds - issued April 2010	1,025

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings plc regarding the issued $700 million 5.375 percent rated bonds due 2020 and the issued $300 million 6.5 percent rated bonds due 2040.

(21)	Guarantee provided for rated bonds - issued July 2012	757

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings plc regarding the issued $750 million 5.125 percent rated bonds due 2022.

(22)	Guarantee provided for convertible bonds	742

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $732.5 million 3.5 percent convertible bonds due 2014.

(23)	Guarantee provided for A$ syndicated revolving credit facility

	AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc, as guarantors, each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the A$600 million four-year revolving credit facility entered into during December 2011.

	The total amount outstanding under this facility as at September 30, 2012 amounted to:	266

At September 30,
2012
(unaudited)
(in US Dollars, millions)

(24)	Gold delivery - Mine Waste Solutions	-

As part of the acquisition by AngloGold Ashanti of First Uranium (Pty) Limited, the owner of Mine Waste Solutions, AngloGold Ashanti agreed to guarantee the observance and performance of existing delivery obligations of a wholly owned subsidiary of Mine Waste Solutions to sell to an existing customer at a pre-agreed price, 25 percent of the gold produced at a gold recovery plant located in northwest South Africa, subject to a cap of 312,500 ounces over the life of the contract. As at September 30, 2012, 296,307 ounces remain to be delivered against the guarantee over the life of the contract.

(25)	Gold delivery guarantees	-

The Company has issued gold delivery guarantees to several counterpart banks pursuant to which it guarantees the due performance of its subsidiaries AngloGold (USA) Trading Company, AngloGold South America Limited and Cerro Vanguardia S.A. under their respective gold hedging agreements. At September 30, 2012 the Company had no open gold hedge contracts.

Recent Developments	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Announcements made after September 30, 2012:

The South African government announced in the budget speech on February 22, 2012 that the secondary tax on companies (“STC”) would be repealed with the introduction of a 15 percent withholding tax on dividends. Gold mining companies, such as AngloGold Ashanti, who had previously elected to be exempt from STC were subject to a higher gold formula of 43 percent and company (non-mining income) tax rate of 35 percent. It was also announced that the higher maximum gold formula would be removed and the lower gold formula rate of 34 percent would be applicable as well as the lower company tax rate of 28 percent relative to non-mining income.

Declaration of Dividends	9 Months Ended
Sep. 30, 2012
Dividends [Abstract]
Declaration of Dividend [Text Block]

	Details of the final dividends of 2011 and interim dividends of 2012 are set forth in the table below:

		Ordinary shareholders
		Final dividend	Interim dividends
		2011	2012		2012		2012

	Declaration date	Feb 14, 2012	May 8, 2012		Aug 3, 2012		Nov 6, 2012
	Record date	Mar 9, 2012	Jun 1, 2012		Aug 31, 2012		Nov 30, 2012
	Payment date - Ordinary shareholders	Mar 16, 2012	Jun 8, 2012		Sep 14, 2012		Dec 14, 2012
	Payment date - CDIs	Mar 16, 2012	Jun 8, 2012		Sep 14, 2012		Dec 14, 2012
	Payment date - GhDSs	Mar 19, 2012	Jun 11, 2012		Sep 17, 2012		Dec 17, 2012	(1)
	Payment date - ADSs	Mar 26, 2012	Jun 18, 2012		Sep 24, 2012		Dec 24, 2012	(1)

	Dividend amount per share - declared (US cents)	26.401	11.806		12.103		6.000	(2)

	Dividend amount per share - declared (South African cents)	200.0	100.0		100.0		50.0

	Dividend amount per share - paid (US cents)	26.401	10.035	(3)	10.288	(3)	5.100	(2)(3)
	Dividend amount per share - paid (South African cents)	200.0	85.0	(3)	85.0	(3)	42.5	(3)

		E ordinary shareholders
		Final dividend	Interim dividends
		2011	2012		2012		2012

	Declaration date	Feb 14, 2012	May 8, 2012		Aug 3, 2012		Nov 6, 2012
	Record date	Mar 9, 2012	Jun 1, 2012		Aug 31, 2012		Nov 30, 2012
	Payment date - E ordinary shareholders	Mar 16, 2012	Jun 8, 2012		Sep 14, 2012		Dec 14, 2012

	Dividend amount per share - declared (US cents)	13.201	5.903		6.052		3.000	(2)

	Dividend amount per share - declared (South African cents)	100.0	50.0		50.0		25.0

	Dividend amount per share - paid (US cents)	13.201	5.018	(3)	5.144	(3)	2.550	(2)(3)
	Dividend amount per share - paid (South African cents)	100.0	42.5	(3)	42.5	(3)	21.3	(3)

(1)	Approximate payment date.

(2)	Approximate amount.

(3)	Net of 15 percent withholding tax.

	During the third quarter of 2011, the Company changed its frequency of dividend payments to quarterly rather than half-yearly offering direct and timeous participation in financial performance.

	Withholding tax on dividends and other distributions to shareholders of 15 percent became effective on April 1, 2012. The withholding tax, which was announced by the South African government on February 21, 2007, replaces the Secondary Tax on Companies.

	Dividends are declared in South African cents. Dollar cents per share figures have been calculated based on exchange rates prevailing on each of the respective payment dates.

	In addition to the cash dividend, an amount equal to the dividend paid to holders of E ordinary shares will be offset when calculating the strike price of E ordinary shares.

	Each CDI represents one-fifth of an ordinary share and 100 GhDSs represents one ordinary share. Each ADS represents one ordinary share.

Fair Value Measurements	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

The FASB ASC guidance establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company utilizes the market approach to measure fair value.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

The following table sets out the Company’s financial assets and (liabilities) measured at fair value, by level, within the hierarchy as at September 30, 2012 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	1,123			1,123
Marketable equity securities	73			73
Mandatory convertible bonds	(656)			(656)
Embedded derivatives		(2)		(2)
Option component of convertible bonds		(26)		(26)

The Company's cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash instruments that are valued based on quoted market prices in active markets are primarily money market securities. Due to the short maturity of cash, carrying amounts approximate fair values.

The Company's marketable equity securities are included in Other long-term assets in the Company's consolidated balance sheet. They consist of investments in ordinary shares and are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The fair value of the marketable equity securities is calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.

The Company's mandatory convertible bonds are included in debt in the Company's consolidated balance sheet. The bonds are valued using quoted market prices in an active market and as such are classified within Level 1 of the fair value hierarchy. The fair value of the bonds is calculated as the quoted market price of the bond multiplied by the quantity of bonds issued by the Company.

Embedded derivatives and the conversion features of convertible bonds are included as derivatives on the balance sheet. Such instruments are typically classified within Level 2 of the fair value hierarchy.

The following inputs were used in the valuation of the conversion features of convertible bonds as at September 30:

2012

Market quoted bond price (percent)	106.30
Fair value of bond excluding conversion feature (percent)	102.67
Fair value of conversion feature (percent)	3.63
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

			Nine months ended September 30,
					2012
						(unaudited)
						(in US Dollars, millions)

Items measured at fair value on a non-recurring basis

During the nine months ended September 30, 2012, the Company fully impaired and wrote-off certain assets in Continental Africa. See note E. This resulted in a loss, which is included in earnings, of:					2

The above item is summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets abandoned	-				(2)

Supplemental Condensed Consolidating Financial Information	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Condensed Financial Information [Abstract]
Condensed Consolidating Statement Of Income [Text Block]
Condensed consolidating statements of income
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2012
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	1,792	1	3,381	(161)	5,013

Product sales	1,649	-	3,306	-	4,955
Interest, dividends and other	143	1	75	(161)	58

Costs and expenses	1,313	41	2,206	3	3,563

Production costs	843	-	1,518	-	2,361
Exploration costs	16	13	238	-	267
Related party transactions	(13)	-	-	-	(13)
General and administrative expenses/(recoveries)	171	(10)	54	(2)	213
Royalties paid	32	-	110	-	142
Market development costs	3	-	3	-	6
Depreciation, depletion and amortization	236	-	352	-	588
Impairment of assets	-	-	2	-	2
Interest expense	3	64	84	-	151
Accretion expense	8	-	16	-	24
Employment severance costs	5	-	3	-	8
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	9	(26)	-	5	(12)
Non-hedge derivative gain and movement on bonds	-	-	(174)	-	(174)

Income/(loss) before income tax provision	479	(40)	1,175	(164)	1,450
Taxation expense	(140)	(4)	(411)	-	(555)
Equity income in associates	15	3	-	-	18
Equity income/(loss) in subsidiaries	590	473	-	(1,063)	-
Income/(loss) from continuing operations	944	432	764	(1,227)	913
Preferred stock dividends	(44)	-	(44)	88	-
Net income/(loss)	900	432	720	(1,139)	913
Less: Net income attributable to noncontrolling interests	-	-	(13)	-	(13)

Net income/(loss) - attributable to AngloGold Ashanti	900	432	707	(1,139)	900

Comprehensive income	833	434	708	(1,130)	845
Comprehensive income attributable to noncontrolling interests	-	-	(12)	-	(12)
Comprehensive income attributable to AngloGold Ashanti	833	434	696	(1,130)	833

Condensed consolidating statements of income
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	2,007	-	2,983	(145)	4,845

Product sales	1,889	-	2,902	-	4,791
Interest, dividends and other	118	-	81	(145)	54

Costs and expenses	1,943	85	660	538	3,226

Production costs	824	-	1,327	-	2,151
Exploration costs	13	14	169	-	196
Related party transactions	(8)	-	-	-	(8)
General and administrative expenses/(recoveries)	186	36	17	(32)	207
Royalties paid	54	-	88	-	142
Market development costs	3	-	3	-	6
Depreciation, depletion and amortization	276	-	307	-	583
Impairment of assets	11	-	3	-	14
Interest expense	4	52	79	-	135
Accretion expense	9	-	12	-	21
Employment severance costs	7	-	3	-	10
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	564	(17)	(1,149)	570	(32)
Non-hedge derivative gain and movement on bonds	-	-	(199)	-	(199)

Income/(loss) before income tax provision	64	(85)	2,323	(683)	1,619
Taxation expense	(225)	(1)	(226)	-	(452)
Equity income in associates	47	6	-	-	53
Equity income/(loss) in subsidiaries	1,353	656	-	(2,009)	-
Income/(loss) from continuing operations	1,239	576	2,097	(2,692)	1,220
Preferred stock dividends	(51)	-	(52)	103	-
Net income/(loss)	1,188	576	2,045	(2,589)	1,220
Less: Net income attributable to noncontrolling interests	-	-	(32)	-	(32)

Net income/(loss) - attributable to AngloGold Ashanti	1,188	576	2,013	(2,589)	1,188

Comprehensive income	689	576	1,958	(2,508)	715
Comprehensive income attributable to noncontrolling interests	-	-	(26)	-	(26)
Comprehensive income attributable to AngloGold Ashanti	689	576	1,932	(2,508)	689

Supplemental Balance Sheet Disclosures [Text Block]
Condensed consolidating balance sheets
AT SEPTEMBER 30, 2012
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,101	3,189	3,979	(5,229)	3,040
Cash and cash equivalents	93	683	347	-	1,123
Restricted cash	1	-	60	-	61
Receivables, inter-group balances and other current assets	1,007	2,506	3,572	(5,229)	1,856
Property, plant and equipment, net	2,018	-	5,198	-	7,216
Acquired properties, net	156	-	608	-	764
Goodwill	-	-	209	(16)	193
Other intangibles, net	44	-	42	-	86
Other long-term inventory	-	-	174	-	174
Materials on the leach pad	-	-	430	-	430
Other long-term assets and deferred taxation assets	5,019	4,552	1,055	(9,291)	1,335

Total assets	8,338	7,741	11,695	(14,536)	13,238

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,321	1,579	4,475	(5,690)	1,685
Other non-current liabilities	52	-	41	(29)	64
Long-term debt	31	1,739	967	-	2,737
Derivatives	-	-	28	-	28
Deferred taxation liabilities	668	-	780	4	1,452
Provision for environmental rehabilitation	152	-	561	-	713
Other accrued liabilities	-	-	369	-	369
Provision for pension and other post-retirement medical benefits	190	-	14	-	204
Commitments and contingencies	-	-	-	-	-
Equity	5,924	4,423	4,460	(8,821)	5,986
Stock issued	13	5,065	937	(6,002)	13
Additional paid in capital	8,784	540	219	(759)	8,784
Accumulated (deficit)/profit	(2,010)	(1,178)	(979)	2,157	(2,010)
Accumulated other comprehensive income and reserves	(863)	(4)	4,222	(4,218)	(863)
Total AngloGold Ashanti stockholders' equity	5,924	4,423	4,399	(8,822)	5,924
Noncontrolling interests	-	-	61	1	62

Total liabilities and equity	8,338	7,741	11,695	(14,536)	13,238

Condensed consolidating balance sheets
AT DECEMBER 31, 2011
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	833	2,469	3,486	(4,157)	2,631
Cash and cash equivalents	388	458	266	-	1,112
Restricted cash	1	-	34	-	35
Receivables, inter-group balances and other current assets	444	2,011	3,186	(4,157)	1,484
Property, plant and equipment, net	1,940	-	4,183	-	6,123
Acquired properties, net	167	-	612	-	779
Goodwill	-	-	198	(16)	182
Other intangibles, net	9	-	22	-	31
Other long-term inventory	-	-	31	-	31
Materials on the leach pad	-	-	393	-	393
Other long-term assets and deferred taxation assets	4,362	3,558	815	(7,720)	1,015

Total assets	7,311	6,027	9,740	(11,893)	11,185

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	889	1,550	2,992	(4,512)	919
Other non-current liabilities	49	-	46	(32)	63
Long-term debt	33	994	1,446	-	2,473
Derivatives	-	-	93	-	93
Deferred taxation liabilities	641	-	596	5	1,242
Provision for environmental rehabilitation	147	-	506	-	653
Other accrued liabilities	-	-	35	-	35
Provision for pension and other post-retirement medical benefits	170	-	15	-	185
Commitments and contingencies	-	-	-	-	-
Equity	5,382	3,483	4,011	(7,354)	5,522
Stock issued	13	5,269	897	(6,166)	13
Additional paid in capital	8,740	435	219	(654)	8,740
Accumulated (deficit)/profit	(2,575)	(2,220)	(3,521)	5,741	(2,575)
Accumulated other comprehensive income and reserves	(796)	(1)	6,277	(6,276)	(796)
Total AngloGold Ashanti stockholders' equity	5,382	3,483	3,872	(7,355)	5,382
Noncontrolling interests	-	-	139	1	140

Total liabilities and equity	7,311	6,027	9,740	(11,893)	11,185

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
Condensed consolidating statements of cash flows
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2012
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	687	(524)	1,211	(88)	1,286
Net income/(loss)	900	432	720	(1,139)	913
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	13	(26)	10	5	2
Depreciation, depletion and amortization	236	-	352	-	588
Impairment of assets	-	-	2	-	2
Deferred taxation	36	-	99	-	135
Other non cash items	(1,015)	(469)	347	1,046	(91)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	2	-	21	-	23

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	577	(489)	(88)	-	-
Receivables	(27)	-	(159)	-	(186)
Inventories	(40)	-	(160)	-	(200)
Accounts payable and other current liabilities	5	28	67	-	100

Net cash used in investing activities	(751)	(177)	(891)	-	(1,819)
Increase in non-current investments	(3)	(197)	(97)	-	(297)
Net associates and equity accounted joint ventures loans advanced	-	-	(63)	-	(63)
Additions to property, plant and equipment	(377)	-	(758)	-	(1,135)
Acquisition of subsidiary and loan	(335)	-	-	-	(335)
Interest capitalized and paid	-	-	(8)	-	(8)
Expenditure on intangible assets	(36)	-	(16)	-	(52)
Proceeds on sale of mining assets	-	-	4	-	4
Proceeds on sale of investments	-	20	73	-	93
Cash of subsidiary acquired	-	-	5	-	5
Change in restricted cash	-	-	(31)	-	(31)

Net cash (used)/generated by financing activities	(235)	926	(235)	88	544
Repayments of debt	-	(200)	(12)	-	(212)
Issuance of stock	2	(99)	99	-	2
Proceeds from debt	-	949	263	-	1,212
Debt issue costs	-	(21)	(8)	-	(29)
Acquisition of noncontrolling interest	-	-	(215)	-	(215)
Dividends (paid)/received	(237)	297	(362)	88	(214)

Net (decrease)/increase in cash and cash equivalents	(299)	225	85	-	11
Effect of exchange rate changes on cash	4	-	(4)	-	-
Cash and cash equivalents – January 1,	388	458	266	-	1,112
Cash and cash equivalents – September 30,	93	683	347	-	1,123

Condensed consolidating statements of cash flows
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	1,016	57	981	(103)	1,951
Net income/(loss)	1,188	576	2,045	(2,589)	1,220
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	565	(17)	(1,088)	570	30
Depreciation, depletion and amortization	276	-	307	-	583
Impairment of assets	11	-	3	-	14
Deferred taxation	176	-	6	-	182
Other non cash items	(1,455)	(635)	19	1,916	(155)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	1	-	49	-	50

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	144	117	(261)	-	-
Receivables	20	-	(28)	-	(8)
Inventories	22	-	(141)	-	(119)
Accounts payable and other current liabilities	68	16	70	-	154

Net cash used in investing activities	(373)	(72)	(658)	-	(1,103)
Increase in non-current investments	(31)	(69)	(115)	-	(215)
Net associates and equity accounted joint ventures loans advanced	-	(3)	(10)	-	(13)
Additions to property, plant and equipment	(352)	-	(587)	-	(939)
Expenditure on intangible assets	(6)	-	-	-	(6)
Proceeds on sale of mining assets	5	-	7	-	12
Proceeds on sale of investments	-	-	79	-	79
Proceeds on disposal of subsidiary	9	-	-	-	9
Cash of subsidiary disposed	-	-	(11)	-	(11)
Loans receivable repaid	3	-	-	-	3
Change in restricted cash	(1)	-	(21)	-	(22)

Net cash (used)/generated by financing activities	(235)	226	(347)	103	(253)
Repayments of debt	(98)	(150)	(11)	-	(259)
Issuance of stock	3	110	(110)	-	3
Proceeds from debt	-	100	6	-	106
Dividends (paid)/received	(140)	166	(232)	103	(103)

Net increase/(decrease) in cash and cash equivalents	408	211	(24)	-	595
Effect of exchange rate changes on cash	(89)	-	(17)	-	(106)
Cash and cash equivalents – January 1,	152	114	320	-	586
Cash and cash equivalents – September 30,	471	325	279	-	1,075

Accounting Developments (Policies)	9 Months Ended
Sep. 30, 2012
Accounting Standards Update 2011-04 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Fair value measurements
New Accounting Pronouncement Or Change In Accounting Principle Description	In May 2011, the FASB issued updated guidance on fair value measurement and disclosure requirements. The requirements do not extend the use of fair value accounting, but provide guidance on how it should be applied where its use is already required or permitted by other standards within US GAAP. The update will supersede most of the FASB ASC guidance for fair value measurements, although many of the changes are clarifications of existing guidance or wording changes. The adoption of the updated guidance on January 1, 2012 had no impact on the Company’s financial statements.
Accounting Standards Update 2011-05 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Presentation of comprehensive income
New Accounting Pronouncement Or Change In Accounting Principle Description	In June 2011, the FASB issued guidance for disclosures about comprehensive income. The guidance is intended to increase the prominence of other comprehensive income in financial statements. The main provisions of the guidance provide that an entity that reports items of other comprehensive income has the option to present comprehensive income in either one statement or two consecutive statements. The Company adopted the two consecutive statement approach on January 1, 2012. Except for presentation changes, the adoption had no impact on the Company’s financial statements.
Accounting Standards Update 2011-08 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Goodwill impairment testing
New Accounting Pronouncement Or Change In Accounting Principle Description	In September 2011, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“the Codification” or “ASC”) guidance was issued which simplifies how an entity tests goodwill for impairment. The guidance allows both public and nonpublic entities an option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under that option, an entity no longer would be required to calculate the fair value of a reporting unit unless the entity determines, based on that qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The adoption of the updated guidance on January 1, 2012 had no impact on the Company’s financial statements.

Business Combinations (Tables)	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Business Acquisition, Pro Forma Information [Table Text Block]

For information purposes only, the following unaudited pro-forma financial data reflects the consolidated results of operations of AngloGold Ashanti as if the acquisition had taken place on January 1, 2012 and 2011:

	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Total revenue	5,079	4,935

Net income - attributable to AngloGold Ashanti	944	1,069

The pro forma information is not indicative of the results of operations that would have occurred had the acquisition been consummated on January 1, 2012. The information is not indicative of the group’s future results of operations.

From the date of acquisition, First Uranium (Pty) Limited has contributed $21 million of revenue and $3 million to the net income/(loss) before taxation of the group.

Schedule of Purchase Price Allocation [Table Text Block]

The fair value of the identifiable assets and liabilities of First Uranium (Pty) Limited as at the date of acquisition was:

(in US Dollars, millions)
(unaudited)

Assets
Property, plant and equipment	616
Other long-term assets	3
Restricted cash	3
Deferred taxation assets	52
Inventories	134
Trade and other receivables	2
Cash and cash equivalents	5
815

Liabilities
Other non-current liabilities	342
Deferred taxation liabilities	61
Provision for environmental rehabilitation	37
Loans from group companies	204
Accounts payable and other current liabilities	49
693
Total identifiable net assets at fair value	122
Purchase consideration	131
Goodwill recognized on acquisition	9

Analysis of cash flows on acquisition:

Net cash acquired with the subsidiary	5
Cash paid - Share capital acquired	(131)
Cash paid - Loan acquired	(204)
(330)

Delivery obligations of Mine Waste Solutions acquired as part of the business combination have been recognized on acquisition as a loss making executory contract, and are amortized as the deliveries of ounces occur.

The transaction costs of $3 million are a non-recurring expense and have been included in General and administrative expenses in the condensed consolidated statements of income and are included in operating cash flows in the condensed consolidated statements of cash flows.

Financial assets acquired include trade and other receivables with a fair value of $2 million. Trade and other receivables are expected to be collectible.

There were no material non-recurring pro-forma adjustments directly attributable to the acquisition of First Uranium (Pty) Limited.

Inventories (Tables)	9 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	At September 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	228	189
Gold on hand (doré/bullion)	118	94
Ore stockpiles	481	454
Uranium oxide and sulfuric acid	33	24
Supplies	352	296
	1,212	1,057
Less: Materials on the leach pad(1)	(119)	(98)
	1,093	959
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Schedule Of Inventory, Noncurrent Table [Text Block]
	At September 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	430	393
Ore stockpiles	174	31
	604	424
Less: Materials on the leach pad(1)	(430)	(393)
	174	31
(1) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Impairments (Tables)	9 Months Ended
Sep. 30, 2012
Asset Impairment Charges [Abstract]
Details Of Impairment Of Long Lived Assets Held And Used By Asset [Text Block]
	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Continental Africa

Write-off of vehicles and mining equipment at Obuasi	2	2

South Africa

Impairment of abandoned shaft pillar development at TauTona	-	9
Write-off of mining assets at Savuka	-	3

	2	14

Debt (Tables)	9 Months Ended
Sep. 30, 2012
Debt Tables [Abstract]
Schedule Of Debt Instruments [Text Block]
The Company's outstanding debt includes:

Debt carried at amortized cost

Rated bonds - issued April 2010
On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

Details of the rated bonds are summarized as follows:

	At September 30, 2012

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(unaudited)
		(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	17	716
30-year unsecured notes	6.500	300	(5)	8	303
		1,000	(6)	25	1,019

	At December 31, 2011

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	8	707
30-year unsecured notes	6.500	300	(5)	4	299
		1,000	(6)	12	1,006

Rated bonds - issued July 2012
On July 25, 2012, the Company announced the pricing of an offering of $750 million aggregate principal amount of 5.125 percent notes due 2022. The notes were issued by AngloGold Ashanti Holdings plc, a wholly owned subsidiary of the Company, at an issue price of 99.398 percent. The net proceeds from the offering were $737 million, after deducting discounts and estimated expenses. The notes are unsecured and fully and unconditionally guaranteed by AngloGold Ashanti Limited. The transaction closed on July 30, 2012.

Details of the rated bonds are summarized as follows:

	At September 30, 2012
	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%		(unaudited)
			(in US Dollars, millions)

10-year unsecured notes	5.125	750	(5)	7	752
			(5)	7	752

Schedule Of Line Of Credit Facilities [Text Block]
Debt carried at amortized cost (continued)

Loan facilities
On April 20, 2010, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly-owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion four-year revolving credit facility with a syndicate of lenders. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers and other guarantors under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. During the first half of 2012, the Company drew down $100 million under the facility and drew down a further $100 million in July 2012. This facility has been repaid and cancelled.

On July 20, 2012, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion five-year unsecured revolving credit facility with a syndicate of lenders which replaced its existing $1.0 billion syndicated facility maturing in April 2014. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers under the facility. Amounts may be repaid and reborrowed under the facility during its five-year term. Amounts outstanding under the facility bear interest at LIBOR plus a margin that varies depending on the credit rating of AngloGold Ashanti Limited.

Details of the syndicated revolving credit facility are summarized as follows:

At September 30, 2012

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)

	$1.0 billion syndicated revolving credit facility	LIBOR + 1.5	0.525	1,000	1,000	-

(1)	Outstanding amounts bear interest at a margin over the London Interbank Offered Rate ("LIBOR").
(2)	Commitment fees are payable quarterly in arrears on the undrawn portion of the facility.

Syndicated revolving credit facility (A$600 million)
On December 22, 2011, AngloGold Ashanti Australia Limited, a wholly owned subsidiary of AngloGold Ashanti Limited, entered into a four-year revolving credit facility of A$600 million with a syndicate of banks. AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. An amount of $266 million was drawn down during the nine months ended September 30, 2012 under the facility.

At September 30, 2012

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (3)	fee (4)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)

	A$600 million syndicated revolving credit facility	BBSY + 2	1	622	356	266

At December 31, 2011

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (3)	fee (4)	facility	facility	facility
		%	%	(in US Dollars, millions)

	A$600 million syndicated revolving credit facility	BBSY + 2	1	617	617	-

(3)	Outstanding amounts bear interest at a margin over the Bank Bill Swap Bid Rate ("BBSY").
(4)	A commitment fee of 50 percent of the applicable margin is payable quarterly in arrears on the undrawn portion of the facility.

Schedule Of Convertible Debt [Text Block]
	At September 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Convertible bonds
Senior unsecured fixed rate bonds	679	656
Accrued interest	9	3
	688	659

Convertible bond derivative liability
Balance at beginning of period	92	176
Fair value movements on conversion features of convertible bonds	(66)	(84)
Balance at end of period	26	92

Schedule Of Mandatory Convertible Debt [Text Block]
	At September 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Mandatory convertible bonds
Short-term debt at fair value	656	2
Long-term debt at fair value	-	758
	656	760

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Tables)	9 Months Ended
Sep. 30, 2012
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Text Block]
	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Loss on disposal of land, equipment and assets, mineral rights, exploration properties and other	13	2
Indirect tax expenses and legal claims (1)	8	13
Impairment of investments	4	18
Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	-	7
Impairment of other receivables	1	1
Profit on disposal of AGA-Polymetal Strategic Alliance (2)	(20)	-
Royalties received (3)	(18)	(71)
Profit on disposal of the Company's subsidiary ISS International Limited (4)	-	(2)

	(12)	(32)

Taxation expense on above items	1	13

(1) Indirect taxes and legal claims are in respect of:
Ghana		5
Guinea	8	7
United States of America	2
Brazil	1
Argentina	(2)
Namibia	(1)	1

(2) On February 8, 2012, the transaction to dispose of the AGA-Polymetal Strategic Alliance consisting of AGA-Polymetal Strategic Alliance Management Company Holdings Limited, Amikan Holding Limited, AS APK Holdings Limited, Imitzoloto Holdings Limited and Yeniseiskaya Holdings Limited to Polyholding Limited was completed. These assets were fully impaired as at December 31, 2011.

(3) Royalties received include:
Newmont Mining Corporation (2009 Boddington Gold mine sale)	(14)	(31)
Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine)	(4)	(3)
Franco Nevada Corporation (2011 sale of royalty stream in Ayanfuri mine)		(35)
Other royalties		(2)

(4) ISS International Limited ("ISSI") was classified as held for sale in 2010. The sale was concluded on February 28, 2011.

Non-Hedge Derivative Gain (Tables)	9 Months Ended
Sep. 30, 2012
Derivative Instruments Not Designated As Hedging Instruments [Abstract]
Derivative Instruments Not Designated as Hedging Instruments [Table Text Block]
	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US dollars, millions)

Non-hedge derivative gain

Gain on non-hedge derivatives	70	97

The net gain recorded in the nine months ended September 30, 2012 relates to fair value movements of the conversion features of convertible bonds and movements on other commodity contracts.

Derivative Instruments Not Designated As Hedging Instruments (Gain) Loss Net [Table Text Block]

Movement on bonds

	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Fair value gain on mandatory convertible bonds (See Note F)	104	102

Income Tax (Tables)	9 Months Ended
Sep. 30, 2012
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The net taxation expense in the nine months ended September 30, 2012 compared to a net expense for the same period in 2011, constitutes the following:

	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Charge for current taxation (1)	420	270
Charge for deferred taxation (2)	135	182
	555	452

Income from continuing operations before income tax and equity income in associates	1,450	1,619

(1) The higher current taxation in 2012 is mainly due to higher taxable income in Tanzania and South Africa, while 2011 was lower due to the utilization of tax losses.

(2) The lower deferred taxation in 2012 mainly relates to the reversal of timing differences from the utilization of tax losses in South Africa, deferred tax credits arising from a corporate restructuring of Serra Grande, partly offset by the taxation rate change in Ghana and deferred taxation benefits in 2011 in North America not being repeated in 2012.

Income Tax Uncertainties [Abstract]
Summary Of Income Tax Contingencies [Text Block]
Uncertain taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
	At September 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Balance at beginning of period	78	52
Additions for tax positions identified in prior years	13	38
Reductions for tax positions identified in prior years	-	(3)
Translation	(2)	(9)
Balance at end of period	89	78

Unrecognized tax benefits are summarized as follows:

Recognized as a reduction of deferred tax assets	37	29
Recognized in other non-current liabilities	52	49
Balance at end of period (1)	89	78

(1) Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

	(in US Dollars, millions)
The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the nine months ended and as at September 30, 2012, interest recognized and interest accrued amounted to:

Interest recognized during the nine months ended September 30, 2012		2
Interest accrued as at September 30, 2012		13

Segment information (Tables)	9 Months Ended
Sep. 30, 2012
Interest Revenue (Expense), Net [Abstract]
Segment Reporting Information Interest Revenue [Text Block]
The following are included in segment income/(loss):

Interest revenue
South Africa	17	20
Continental Africa	5	1
Australasia	1	3
Americas	5	4
Other, including Corporate and Non-gold producing subsidiaries	2	1
Total interest revenue	30	29

Segment Reporting Information Interest Expense [Text Block]

Interest expense
South Africa	3	4
Continental Africa	2	-
Australasia	1	-
Americas	2	2
Other, including Corporate and Non-gold producing subsidiaries	143	129
Total interest expense	151	135

Reconciliation from Segment Totals to Consolidated [Abstract]
Segment assets
	At September 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa(1)(2)	3,719	2,974
Continental Africa	4,802	4,365
Australasia	975	714
Americas	2,792	2,527
Other, including Corporate and Non-gold producing subsidiaries	950	605
Total segment assets	13,238	11,185

(1) Includes the following which have been classified as assets held for sale:
Rand Refinery Limited	1	1
(2) Includes the assets of First Uranium (Pty) Limited acquired during July 2012.

Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Text Block]

Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	1,780	1,882
Exploration costs	(267)	(196)
General and administrative expenses	(213)	(207)
Market development costs	(6)	(6)
Non-hedge derivative gain and movement on bonds	174	199
Taxation expense	(555)	(452)
Noncontrolling interests	(13)	(32)
Net income - attributable to AngloGold Ashanti	900	1,188

Segment Reporting Information Equity Income Loss In Associates [Abstract]
Segment Reporting Information, Equity Income (Loss) In Associates [Text Block]
	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity income/(loss) in associates
South Africa	-	(2)
Continental Africa	42	74
Other, including Corporate and Non-gold producing subsidiaries	(24)	(19)
Total equity income in associates	18	53

Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)

Segment income/(loss)
South Africa	583	725
Continental Africa	730	709
Australasia	87	34
Americas	535	546
Other, including Corporate and Non-gold producing subsidiaries	(155)	(132)
Total segment income	1,780	1,882

Segments, Geographical Areas [Abstract]
Revenues by area
	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	1,701	1,916
Continental Africa	1,964	1,801
Australasia	335	285
Americas	1,243	1,109
Other, including Corporate and Non-gold producing subsidiaries	16	13
	5,259	5,124
Less: Equity method investments included above	(246)	(279)
Total revenues	5,013	4,845

Income(Loss) Per Share Data (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted income per share (in US dollars millions, except per share data):

Ordinary shares undistributed income	704	1,095
E Ordinary shares undistributed income	2	4
Total undistributed income	706	1,099

Ordinary shares distributed income	193	89
E Ordinary shares distributed income	1	-
Total distributed income	194	89

Numerator - Net income

Attributable to Ordinary shares (1)	897	1,184
Attributable to E Ordinary shares	3	4
Total attributable to AngloGold Ashanti	900	1,188

In calculating diluted income per ordinary share, the following were taken into consideration:

Income attributable to equity shareholders	897	1,184
Interest expense on convertible bonds	55	53
Amortization of issue cost and discount on convertible bonds	24	23
Fair value adjustment on convertible bonds included in income (2)	(170)	(200)
Income used in calculation of diluted earnings per ordinary share	806	1,060

Schedule of Weighted Average Number of Shares [Table Text Block]

	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
Denominator for basic income per ordinary share
Ordinary shares	382,593,036	381,471,126
Fully vested options (3)	1,706,404	1,447,478
Weighted average number of ordinary shares (1)	384,299,440	382,918,604

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options	1,545,223	1,321,614
Dilutive potential of convertible bonds	33,524,615	33,524,615
Dilutive potential of E Ordinary shares	-	-
Denominator for diluted income per share – adjusted weighted average number of ordinary shares and assumed conversions	419,369,278	417,764,833

Weighted average number of E Ordinary shares used in calculation of basic and diluted income per E Ordinary share	2,541,262	2,958,298

Employee Benefit Plans (Tables)	9 Months Ended
Sep. 30, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Schedule of Net Benefit Costs [Table Text Block]
	Nine months ended September 30,
	2012		2011
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	5	23	5	1
Interest cost	14	10	17	11
Expected return on plan assets	(19)	-	(22)	-
Net periodic benefit cost	-	33	-	12

Other Long-Term Assets (Tables)	9 Months Ended
Sep. 30, 2012
Other Assets Noncurrent [Abstract]
Summary Investment Holdings [Text Block]
	At September 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Investments in associates - unlisted	7	5
Investments in associates - listed	17	15
Investments in equity accounted joint ventures	895	671
Carrying value of equity method investments	919	691

Investment in marketable equity securities - available for sale	73	82
Investment in marketable debt securities - held to maturity	8	8
Investment in non-marketable assets - held to maturity	2	2
Cost method investment	9	9
Investment in non-marketable debt securities - held to maturity	83	85
Restricted cash	32	23
Other non-current assets	122	101
	1,248	1,001

Available For Sale Securities [Text Block]

Investment in marketable equity securities - available for sale

Available for sale investments in marketable equity securities consists of investments in ordinary shares.

Cost	56	51
Gross unrealized gains	21	34
Gross unrealized losses	(4)	(3)
Fair value (net carrying value)	73	82

	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Other-than-temporary impairments of marketable equity securities – available for sale

First Uranium Corporation (South Africa)	4	16
Village Main Reef Limited (South Africa)	-	2
	4	18

The impairment recognized resulted in a transfer of fair value adjustments previously included in accumulated other comprehensive income to the income statement.

Disposal of marketable equity securities

The Company's disposal of marketable equity securities resulted in the following reclassification of losses of fair value adjustments to the income statement:

Equity investments held by the Environmental Rehabilitation Trust Fund (net of tax of $nil million)	-	1

In addition, the Company holds various equities as strategic investments in gold exploration companies. Five of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

Gain Loss On Investments [Text Block]

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months
			Total

	(in US Dollars, millions)

At September 30, 2012

Aggregate fair value of investments with unrealized losses	8	-	8
Aggregate unrealized losses	(2)	(2)	(4)

At December 31, 2011
Aggregate fair value of investments with unrealized losses	8	-	8
Aggregate unrealized losses	(3)	-	(3)

Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2012
Derivative Instrument Detail [Abstract]
Concentration Risk Disclosure [Text Block]
Non-performance risk

Realization of contracts is dependent upon counterparts’ performance. The Company has not obtained collateral or other security to support the financial instruments subject to non-performance risk, but the credit standing of counterparts was monitored on a regular basis throughout the period. The Company spreads it business over a number of financial and banking institutions to minimize the risk of potential non-performance risk. Furthermore, the approval process of counterparts and the limits applied to each counterpart were monitored by the board of directors. Where possible, ISDA netting agreements were put into place by management.

The combined maximum credit risk exposure at September 30, 2012 amounts to $356 million. Credit risk exposure netted by open derivative positions with counterparts was $nil million as at September 30, 2012. No set-off is applied to balance sheet amounts due to the different maturity profiles of assets and liabilities.

Fair Value By Balance Sheet Grouping [Text Block]
	September 30, 2012		December 31, 2011

	(unaudited)
	(in US Dollars, millions)
	Carrying		Carrying
	amount	Fair Value	amount	Fair Value

Cash and cash equivalents	1,123	1,123	1,112	1,112
Restricted cash	93	93	58	58
Short-term debt	(57)	(57)	(30)	(30)
Short-term debt at fair value	(656)	(656)	(2)	(2)
Long-term debt	(2,737)	(2,886)	(1,715)	(1,857)
Long-term debt at fair value	-	-	(758)	(758)
Derivatives	(28)	(28)	(93)	(93)
Marketable equity securities - available for sale	73	73	82	82
Marketable debt securities - held to maturity	8	11	8	11
Non-marketable assets - held to maturity	2	2	2	2
Non-marketable debt securities - held to maturity	83	83	85	85

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value [Text Block]

Fair value of the derivative liabilities split by accounting designation

		At September 30, 2012
		(unaudited)
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(26)	(26)
Embedded derivatives	Non-current liabilities - derivatives	(2)	(2)
Total derivatives		(28)	(28)

		At December 31, 2011
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(92)	(92)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(93)	(93)

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
	Non-hedge derivative gain/(loss) and movement on bonds recognized
		Nine months ended September 30,
		2012	2011
		(unaudited)	(unaudited)

		(in US Dollars, millions)

	Unrealized (1)
	Option component of convertible bonds	66	98
	Other commodity contracts	4	-
	Warrants on shares	-	(1)
	Fair value movement on mandatory convertible bonds	104	102

	Non-hedge derivative gain and movement on bonds	174	199

(1)	Unrealized gains on non-hedge derivatives are included in "Non-hedge derivative gain and movement on bonds" in the income statement.

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]

Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2012	Changes in fair value and other movements recognized in 2012	Reclassification adjustments	Accumulated other comprehensive income as of September 30, 2012
	(unaudited)
	(in US Dollars, millions)

Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2011	Changes in fair value and other movements recognized in 2011	Reclassification adjustments	Accumulated other comprehensive income as of September 30, 2011
	(unaudited)
	(in US Dollars, millions)

Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
Capital expenditure commitments:

At September 30,
2012
(unaudited)
(in US Dollars, millions)

Contracts for capital expenditure	1,004
Authorized by the directors but not yet contracted for	3,166
4,170
The Company intends to finance these capital expenditures from cash on hand, cash flow from operations, existing and new replacement credit facilities and long-term debt financing and, potentially if deemed appropriate, the issuance of equity and equity linked instruments.

Commitments Contingencies and Guarantees [Text Block]
Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:
At September 30,
2012
(unaudited)
(in US Dollars, millions)

Contingent liabilities

Groundwater pollution (1)	-
Deep groundwater pollution (2)	-
Indirect taxes - Ghana (3)	21
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (4)	-
Other tax disputes - AngloGold Ashanti Brasil Mineração Ltda (5)	33
Sales tax on gold deliveries - Mineração Serra Grande S.A. (6)	172
Other tax disputes - Mineração Serra Grande S.A. (7)	18
Litigation - Ghana (8)	32

Contingent assets

Indemnity - Kinross Gold Corporation (9)	(98)
Royalty - Boddington Gold Mine (10)	-
Royalty - Tau Lekoa Gold Mine (11)	-

Financial guarantees

Oro Group surety (12)	12
AngloGold Ashanti USA reclamation bonds (13)	101
AngloGold Ashanti Australia environmental bonds (14)	51
AngloGold Ashanti environmental guarantees (15)	165
AngloGold Ashanti Iduapriem environmental guarantees (16)	32
Ashanti Goldfields Kilo Sarl environmental guarantees (17)	10
Guarantee provided for syndicated revolving credit facility (18)	-
Guarantee provided for mandatory convertible bonds (19)	791
Guarantee provided for rated bonds - issued April 2010 (20)	1,025
Guarantee provided for rated bonds - issued July 2012 (21)	757
Guarantee provided for convertible bonds (22)	742
Guarantee provided for A$ syndicated revolving credit facility (23)	266

Performance guarantees
Gold delivery - Mine Waste Solutions (24)	-

Hedging guarantees
Gold delivery guarantees (25)	-

4,130

Declaration of Dividends (Tables)	9 Months Ended
Sep. 30, 2012
Dividends [Abstract]
Shedule Of Dividend [Text Block]

	Details of the final dividends of 2011 and interim dividends of 2012 are set forth in the table below:

		Ordinary shareholders
		Final dividend	Interim dividends
		2011	2012		2012		2012

	Declaration date	Feb 14, 2012	May 8, 2012		Aug 3, 2012		Nov 6, 2012
	Record date	Mar 9, 2012	Jun 1, 2012		Aug 31, 2012		Nov 30, 2012
	Payment date - Ordinary shareholders	Mar 16, 2012	Jun 8, 2012		Sep 14, 2012		Dec 14, 2012
	Payment date - CDIs	Mar 16, 2012	Jun 8, 2012		Sep 14, 2012		Dec 14, 2012
	Payment date - GhDSs	Mar 19, 2012	Jun 11, 2012		Sep 17, 2012		Dec 17, 2012	(1)
	Payment date - ADSs	Mar 26, 2012	Jun 18, 2012		Sep 24, 2012		Dec 24, 2012	(1)

	Dividend amount per share - declared (US cents)	26.401	11.806		12.103		6.000	(2)

	Dividend amount per share - declared (South African cents)	200.0	100.0		100.0		50.0

	Dividend amount per share - paid (US cents)	26.401	10.035	(3)	10.288	(3)	5.100	(2)(3)
	Dividend amount per share - paid (South African cents)	200.0	85.0	(3)	85.0	(3)	42.5	(3)

		E ordinary shareholders
		Final dividend	Interim dividends
		2011	2012		2012		2012

	Declaration date	Feb 14, 2012	May 8, 2012		Aug 3, 2012		Nov 6, 2012
	Record date	Mar 9, 2012	Jun 1, 2012		Aug 31, 2012		Nov 30, 2012
	Payment date - E ordinary shareholders	Mar 16, 2012	Jun 8, 2012		Sep 14, 2012		Dec 14, 2012

	Dividend amount per share - declared (US cents)	13.201	5.903		6.052		3.000	(2)

	Dividend amount per share - declared (South African cents)	100.0	50.0		50.0		25.0

	Dividend amount per share - paid (US cents)	13.201	5.018	(3)	5.144	(3)	2.550	(2)(3)
	Dividend amount per share - paid (South African cents)	100.0	42.5	(3)	42.5	(3)	21.3	(3)

(1)	Approximate payment date.

(2)	Approximate amount.

(3)	Net of 15 percent withholding tax.

	During the third quarter of 2011, the Company changed its frequency of dividend payments to quarterly rather than half-yearly offering direct and timeous participation in financial performance.

	Withholding tax on dividends and other distributions to shareholders of 15 percent became effective on April 1, 2012. The withholding tax, which was announced by the South African government on February 21, 2007, replaces the Secondary Tax on Companies.

	Dividends are declared in South African cents. Dollar cents per share figures have been calculated based on exchange rates prevailing on each of the respective payment dates.

	In addition to the cash dividend, an amount equal to the dividend paid to holders of E ordinary shares will be offset when calculating the strike price of E ordinary shares.

	Each CDI represents one-fifth of an ordinary share and 100 GhDSs represents one ordinary share. Each ADS represents one ordinary share.

Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table sets out the Company’s financial assets and (liabilities) measured at fair value, by level, within the hierarchy as at September 30, 2012 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	1,123			1,123
Marketable equity securities	73			73
Mandatory convertible bonds	(656)			(656)
Embedded derivatives		(2)		(2)
Option component of convertible bonds		(26)		(26)

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Table Text Block]

The following inputs were used in the valuation of the conversion features of convertible bonds as at September 30:

2012

Market quoted bond price (percent)	106.30
Fair value of bond excluding conversion feature (percent)	102.67
Fair value of conversion feature (percent)	3.63
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Fair Value Assets Measured On Nonrecurring Basis [Text Block]
			Nine months ended September 30,
					2012
						(unaudited)
						(in US Dollars, millions)

Items measured at fair value on a non-recurring basis

During the nine months ended September 30, 2012, the Company fully impaired and wrote-off certain assets in Continental Africa. See note E. This resulted in a loss, which is included in earnings, of:					2

The above item is summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets abandoned	-				(2)

Statement of Earnings - Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2012
Income Statement [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)

Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note K)

Net income
Ordinary shares	233	309
E Ordinary shares	117	155
Ordinary shares - diluted	192	254
E Ordinary shares - diluted	109	143

Weighted average number of shares used in computation
Ordinary shares	384,299,440	382,918,604
Ordinary shares - diluted	419,369,278	417,764,833
E Ordinary shares - basic and diluted	2,541,262	2,958,298

Dividend declared per ordinary share (cents)	50	23
Dividend declared per E ordinary share (cents)	25	12

Business Combinations (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended	9 Months Ended
	Jul. 20, 2012 Oz	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Jul. 20, 2012
Business Acquisition, Cost of Acquired Entity, Purchase Price [Abstract]
Acquisition of subsidiary and loan			$ 335	$ 0
First Uranium (Pty) Limited [Member]
Business Acquisition, Entity Acquired and Reason for Acquisition [Abstract]
Business Acquisition, Name of Acquired Entity	First Uranium (Pty) Limited (South Africa)
Pre-existing Customer Gold Sales (Percent)	25.00%
Pre-existing Customer Gold Sales Cap (Ounces)	312,500
Business Acquisition, Date of Acquisition [Abstract]
Business Acquisition, Date of Acquisition Agreement	July 20, 2012
Business Acquisition, Cost of Acquired Entity, Purchase Price [Abstract]
Acquisition of subsidiary and loan	335
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net [Abstract]
Property, plant and equipment					616
Other long-term assets					3
Restricted cash					3
Deferred taxation assets					52
Inventories					134
Trade and other receivables					2
Cash and cash equivalents					5
Assets					815
Other non-current liabilities					342
Deferred taxation liabilities					61
Provision for environmental rehabilitation					37
Loans from group companies					204
Accounts payable and other current liabilities					49
Liabilities					693
Total identifiable net assets at fair value					122
Purchase consideration					131
Goodwill recognized on acquisition					9
Net cash acquired with the subsidiary	5
Cash paid - Share capital acquired	(131)
Cash paid - Loan acquired	(204)
Payments to Acquire Businesses, Net of Cash Acquired	(330)
Business Acquisition, Pro Forma Information [Abstract]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		21
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		3
Net income - attributable to AngloGold Ashanti			944	1,069
Total revenue			5,079	4,935
Business Acquisition, Cost of Acquired Entity, Transaction Costs					$ 3

Inventories (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Inventory, Net [Abstract]
Metals in process	$ 228	$ 189
Gold on hand (dore/bullion)	118	94
Ore stockpiles	481	454
Uranium oxide and sulfuric acid	33	24
Supplies	352	296
Inventory Gross	1,212	1,057
Less: Materials on the leach pad	(119)	(98)
Net Short Term Inventories	1,093	959
Inventory, Noncurrent [Abstract]
Metals in process	430	393
Ore stockpiles	174	31
Inventory Gross Long Term	604	424
Less: Materials on the leach pad	(430)	(393)
Inventory, Noncurrent	$ 174	$ 31

Impairments (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Impairment Assets [Line Items]
Impairment of assets	$ 2	$ 14
South Africa [Member] | TauTona [Member]
Impairment Assets [Line Items]
Exploration Abandonment and Impairment Expense	0	9
South Africa [Member] | Savuka [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	0	3
Continental Africa [Member] | Obuasi [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	$ 2	$ 2

Debt (Details)	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended			1 Months Ended	3 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 22, 2009 USD ($)	Sep. 30, 2012 Rated bonds - issued April 2010 [Member] USD ($)	Dec. 31, 2011 Rated bonds - issued April 2010 [Member] USD ($)	Jul. 25, 2012 Rated bonds - issued July 2012 [Member] USD ($)	Sep. 30, 2012 Rated bonds - issued July 2012 [Member] USD ($)	Jul. 25, 2012 Rated bonds - issued July 2012 [Member] USD ($)	Apr. 28, 2010 Ten Year Unsecured Notes [Member] Rated bonds - issued April 2010 [Member]	Sep. 30, 2012 Ten Year Unsecured Notes [Member] Rated bonds - issued April 2010 [Member] USD ($)	Dec. 31, 2011 Ten Year Unsecured Notes [Member] Rated bonds - issued April 2010 [Member] USD ($)	Jul. 25, 2012 Ten Year Unsecured Notes [Member] Rated bonds - issued July 2012 [Member]	Sep. 30, 2012 Ten Year Unsecured Notes [Member] Rated bonds - issued July 2012 [Member] USD ($)	Apr. 28, 2010 Thirty Year Unsecured Notes [Member] Rated bonds - issued April 2010 [Member]	Sep. 30, 2012 Thirty Year Unsecured Notes [Member] Rated bonds - issued April 2010 [Member] USD ($)	Dec. 31, 2011 Thirty Year Unsecured Notes [Member] Rated bonds - issued April 2010 [Member] USD ($)	Sep. 30, 2012 Convertible Debt [Member] USD ($)	Dec. 31, 2011 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Sep. 30, 2012 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2011 Mandatory Convertible Bonds [Member] USD ($)	Sep. 30, 2011 Mandatory Convertible Bonds [Member]	Jul. 31, 2012 Four Year Syndicated Revolving Credit Facility [Member] USD ($)	Apr. 20, 2010 Four Year Syndicated Revolving Credit Facility [Member] USD ($)	Sep. 30, 2012 Four Year Syndicated Revolving Credit Facility [Member] USD ($)	Jul. 20, 2012 Five Year Syndicated Revolving Credit Facility [Member]	Sep. 30, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Jul. 20, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 22, 2011 Syndicated Revolving Credit Facility, Australian Dollar [Member]	Sep. 30, 2012 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Dec. 31, 2011 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Dec. 22, 2011 Syndicated Revolving Credit Facility, Australian Dollar [Member] AUD
Convertible Bond Derivative Liability Roll Forward [Abstract]
Balance at beginning of period	$ 92,000,000	$ 176,000,000	$ 142,200,000
Fair value movements on conversion features of convertible bonds	(66,000,000)	(84,000,000)
Balance at end of period	26,000,000	92,000,000	142,200,000
Line Of Credit Facility [Abstract]
Coupon rate [Percent]										5.38%	5.38%		5.13%		6.50%	6.50%			3.50%			6.00%
Undrawn Facility																											1,000,000,000			356,000,000	617,000,000
Line of Credit Facility, Commitment Fee Description																														50 percent of the applicable margin
Debt Instrument [Abstract]
Total Offering				1,000,000,000	1,000,000,000			750,000,000		700,000,000	700,000,000		750,000,000		300,000,000	300,000,000	732,500,000		732,500,000	789,000,000
Unamortized discount				(6,000,000)	(6,000,000)		(5,000,000)			(1,000,000)	(1,000,000)		(5,000,000)		(5,000,000)	(5,000,000)
Total Drawn Facility																											0			266,000,000	0
Accrued interest				25,000,000	12,000,000		7,000,000			17,000,000	8,000,000		7,000,000		8,000,000	4,000,000	9,000,000	3,000,000
Line of credit facility debt drawn down																							100,000,000		100,000,000					266,000,000
Unsecured Debt [Abstract]
Total carrying value				1,019,000,000	1,006,000,000		752,000,000			716,000,000	707,000,000		752,000,000		303,000,000	299,000,000	688,000,000	659,000,000		656,000,000	760,000,000
Line Of Credit Facility Maximum Borrowing Capacity																								1,000,000,000			1,000,000,000	1,000,000,000		622,000,000	617,000,000	600,000,000
Long-term debt duration (years)									10-year			10-year		30-year			5-year							4-year		5-year			four year
Interest Rate [Percent]																											LIBOR + 1.5			BBSY + 2	BBSY + 2
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage (Percent)																											0.53%			1.00%	1.00%
Frequency of Commitment Fee description																													quarterly in arrears
Debt Instrument Issue Price (Percent)								99.40%
Net proceeds from issuance of debt						737,000,000
Convertible at initial conversion price (Per ADS)																			$ 47.6126
Senior unsecured fixed rate bonds																	679,000,000	656,000,000
Short-term debt at fair value	656,000,000	2,000,000																		656,000,000	2,000,000
Long-term debt at fair value	0	758,000,000																		0	758,000,000
Long Term Debt Other Disclosures [Abstract]
Debt Instrument, Convertible, Conversion Price Per share																	100,000
Debt Instrument Convertible If Converted Value In Excess Of Principal																	$ 130,000
Convertible Debt, Dealing Days																	20 consecutive dealing days
Convertible Debt Notice Period (Number of days)																	five days
Mandatory Convertible Bond Maximum Number Of Shares On Conversion [number of shares]																				18,140,000
Mandatory Convertible Bond Minimum Share Price On Conversion (USD Per Share)																				$ 43.5
Mandatory Convertible Bond Minimum Number Of Shares On Conversion [number of shares]																				14,511,937
Mandatory Convertible Bond Maximum Share Price On Conversion (USD Per Share)																				$ 54.375
Mandatory Convertible Bond Share Price At Period End (USD Per Share)																				$ 35.05

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Indirect tax expenses and legal claims	$ 8	$ 13
Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	0	7
Impairment of investments	4	18
Impairment of other receivables	1	1
Royalties Received	(18)	(71)
Loss(profit) on disposal of land, equipment and assets, mineral rights and exploration properties	13	2
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(12)	(32)
Tax Expense (Benefit) On Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	1	13
I S S International [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	0	(2)
AGA - Polymetal Strategic Alliance [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	$ (20)	$ 0

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other - Footnotes (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 8	$ 13
Impairment of investments	4	18
Royalties Received	(18)	(71)
Ayanfuri Mine [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	0	(35)
Boddington [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	(14)	(31)
Tau Lekoa [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	(4)	(3)
Other Royalty Agreements [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	0	(2)
Namibia [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	(1)	1
Ghana [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims		5
Guinea [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	8	7
United States of America [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	2
Argentina [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	(2)
Brazil [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 1

Non-Hedge Derivative Gain (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Gain/(loss) on non-hedge derivatives	$ 70	$ 97
Fair Value Disclosures, Movement on Bonds [Abstract]
Fair value gain/(loss) on mandatory convertible bonds	$ 104	$ 102

Income Tax (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Income Tax Expense Benefit Continuing Operations [Abstract]
Charge/(benefit) for current taxation	$ 420	$ 270
Charge/(benefit) for deferred taxation	135	182
Total income and mining tax expense	555	452
Income from continuing operations before income tax and equity income in associates	1,450	1,619
Income Tax Uncertainties [Abstract]
Balance at beginning of period	78	52	52
Additions for tax positions identified in prior years	13		38
Reductions for tax positions identified in prior years	0		(3)
Translation	(2)		(9)
Balance at end of period	89		78
Recognized as a reduction of deferred tax assets	37		29
Recognized in other non-current liabilities	52		49
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Interest recognized during the nine months ended September 30, 2012		2
Interest accrued as at September 30, 2012		$ 13

Segment information (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets Held-for-sale, Current	$ 1		$ 1
Interest Revenue (Expense), Net [Abstract]
Interest revenue	30	29
Interest expense	151	135
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	18	53
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	5,259	5,124
Sales and other income	5,013	4,845
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	1,780	1,882
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	1,780	1,882
Exploration Cost	(267)	(196)
General and administrative expenses	(213)	(207)
Market development costs	(6)	(6)
Non-hedge derivative gain/(loss) and movement on bonds	174	199
Taxation expense	(555)	(452)
Noncontrolling interests	(13)	(32)
Net income/(loss) - attributable to AngloGold Ashanti	900	1,188
Reconciliation from Segment Totals to Consolidated [Abstract]
Total segment assets	13,238		11,185
Rand Refinery [Member]
Segment Reporting Information [Line Items]
Assets Held-for-sale, Current	1		1
South Africa [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	17	20
Interest expense	3	4
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	0	(2)
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	1,701	1,916
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	583	725
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	583	725
Reconciliation from Segment Totals to Consolidated [Abstract]
Total segment assets	3,719		2,974
Continental Africa [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	5	1
Interest expense	2	0
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	42	74
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	1,964	1,801
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	730	709
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	730	709
Reconciliation from Segment Totals to Consolidated [Abstract]
Total segment assets	4,802		4,365
Australasia [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	1	3
Interest expense	1	0
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	335	285
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	87	34
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	87	34
Reconciliation from Segment Totals to Consolidated [Abstract]
Total segment assets	975		714
Americas [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	5	4
Interest expense	2	2
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	1,243	1,109
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	535	546
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	535	546
Reconciliation from Segment Totals to Consolidated [Abstract]
Total segment assets	2,792		2,527
Other Areas [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	2	1
Interest expense	143	129
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	(24)	(19)
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	16	13
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	(155)	(132)
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(155)	(132)
Reconciliation from Segment Totals to Consolidated [Abstract]
Total segment assets	950		605
Significant Reconciling Items [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Less: Equity Method Investments Included Above	$ (246)	$ (279)

Income(Loss) Per Share Data (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended			9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	May 22, 2009 Convertible Debt [Member]	Sep. 30, 2012 Common stock [Member]	Sep. 30, 2011 Common stock [Member]	Sep. 30, 2012 Common stock [Member] Restatement Adjustment [Member]	Sep. 30, 2012 E Ordinary Shares [Member]	Sep. 30, 2011 E Ordinary Shares [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	$ 706	$ 1,099		$ 704	$ 1,095		$ 2	$ 4
Distributed Earnings [Abstract]
Total distrubuted income	194	89		193	89		1	0
Numerator - Net income
Net Income	900	1,188		897	1,184		3	4
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Ordinary shares [Shares]				382,593,036	381,471,126
Fully Vested Options [Shares]				1,706,404	1,447,478
Weighted average number of ordinary shares, Basic [Shares]				384,299,440	382,918,604		2,541,262	2,958,298
Weighted average number of ordinary shares, Diluted [Shares]				419,369,278	417,764,833		2,541,262	2,958,298
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Dilutive potential of stock incentive options [Shares]				1,545,223	1,321,614
Dilutive potential of convertible bonds [Shares]				33,524,615	33,524,615
Dilutive potential of E Ordinary shares [Shares]				0	0
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	900	1,188		897	1,184		3	4
Interest expense on convertible bonds				55	53
Amortization of issue cost and discount on convertible bonds				24	23
Fair value adjustment on convertible bonds included in income				(170)	(200)
Income used in calculation of diluted earnings per ordinary share				$ 806	$ 1,060
Prior Period Adjustment [Abstract]
Ordinary shares - diluted (USD per share)				$ 1.92	$ 2.54	$ 0.23	$ 1.09	$ 1.43
Debt Instrument [Line Items]
Coupon rate [Percent]			3.50%

Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Pension Plans Defined Benefit [Member]	Sep. 30, 2011 Pension Plans Defined Benefit [Member]	Sep. 30, 2012 Other Postretirement Benefit Plans Defined Benefit [Member]	Sep. 30, 2011 Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost			$ 5	$ 5	$ 23	$ 1
Interest Cost			14	17	10	11
Expected Return on plan assets			(19)	(22)	0	0
Net periodic benefit costs			0	0	33	12
Actual contribution for the nine months ended September 30, 2012	4
Defined Benefit Plan Estimated Future Employer Contributions [Abstract]
Expected contribution for 2012		$ 5

Other Long-Term Assets (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012 number	Sep. 30, 2011	Dec. 31, 2011
Available For Sale Securities Continuous Unrealized Loss Position Abstract
Aggregate fair value of investments with unrealized losses (less than 12 months)	$ 8		$ 8
Aggregate fair value of investments with unrealized losses (more than 12 months)	0		0
Aggregate fair value of investments with unrealized losses (Total)	8		8
Aggregate unrealized losses (less than 12 months)	(2)		(3)
Aggregate unrealized losses (more than 12 months)	(2)		0
Aggregate unrealized losses (Total)	(4)		(3)
Available For Sale Securities Noncurrent [Abstract]
Cost	56		51
Gross unrealized gains	21		34
Gross unrealized losses	(4)		(3)
Fair value (net carrying value)	73		82
Number Of Investments	5
Held To Maturity Securities Debt Maturities Net Carrying Amount [Abstract]
Held To Maturity Securities Debt Maturities After Three Through Seven Years Net Carrying Amount	8
Held To Maturity Securities Debt Maturities Within One Year Net Carrying Amount	83
Marketable debt securities - held to maturity	8		8
Restricted cash	32		23
Notes, Loans and Financing Receivable, Net, Noncurrent [Abstract]
Notes And Loans Receivable Net Noncurrent	91		29
Other Assets Noncurrent [Abstract]
Investment in marketable equity securites - available for sale	73		82
Investment in marketable debt securities - held to maturity	8		8
Investment in non-marketable assets - held to maturity	2		2
Cost Method Investments	9		9
Investment in non-marketable debt securities - held to maturity	83		85
Restricted cash	32		23
Other non-current assets	122		101
Other long-term assets	1,248		1,001
Held To Maturity Securities Fair Value	11		11
Held-to-maturity Securities, Unrecognized Holding Gain	3		3
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	919		691
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments recognized	4	18
Marketable Securities [Abstract]
Reclassification of fair value adjustments to the income statement	0	1
Related taxation		0
Environmental Rehabilitation Trust Fund [Member]
Marketable Securities [Abstract]
Reclassification of fair value adjustments to the income statement	0	1
Related taxation		0
South Africa [Member] | Village Main Reef Limited [Member]
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments recognized	0	2
South Africa [Member] | First Uranium Corporation [Member]
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments recognized	4	16
Investments In Unlisted Associates [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	7		5
Investments In Unlisted Associates [Member] | Orpheo (Pty) Ltd [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Other than Temporary Impairment, Tax Effect		0
Equity Method Investment, Other than Temporary Impairment		2
Investments In Listed Associates [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	17		15
Corporate Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	$ 895		$ 671

Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
General Discussion Of Derivative Instruments And Hedging Activities [Abstract]
Maturity Value of Capital Expenditure Cash Flow Hedge Losses	$ 3
Gain/(loss) on non-hedge derivatives	70	97
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	174	199
Non-hedge derivative (gain)/loss and movement on bonds	174	199
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Non-hedge accounted liabilities	(28)		(93)
Non-current liabilities - derivatives	(28)		(93)
Total derivatives liabilities	(28)		(93)
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(3)
Changes in fair value and other movements recognized - before tax	0	0
Reclassification adjustments - before tax	0	0
Reclassification adjustments - after tax	0	0
Accumulated other comprehensive income as of September 30	(3)	(3)
Net Cumulative Loss In Respect Of Cash Flow Hedges, net of tax	(2)	(2)	(2)	(2)
Changes in fair value and other movements recognized - after tax	0	0
Credit Risk Derivatives [Abstract]
Maximum Potential Future Exposure On Credit Risk Derivatives	356
Fair Value Concentration Of Risk Derivative Financial Instruments Liabilities	0
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	1,123	1,075	1,112	586
Short-term debt	(57)		(30)
Short-term debt at fair value	(656)		(2)
Long-term debt	(2,737)		(1,715)
Long-term debt at fair value	0		(758)
Investment in marketable equity securites - available for sale	73		82
Investment in marketable debt securities - held to maturity	8		8
Investment in non-marketable assets - held to maturity	2		2
Investment in non-marketable debt securities - held to maturity	83		85
Carrying Reported Amount Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	1,123		1,112
Restricted cash	93		58
Short-term debt	(57)		(30)
Short-term debt at fair value	(656)		(2)
Long-term debt	(2,737)		(1,715)
Long-term debt at fair value	0		(758)
Derivatives	(28)		(93)
Investment in marketable equity securites - available for sale	73		82
Investment in marketable debt securities - held to maturity	8		8
Investment in non-marketable assets - held to maturity	2		2
Investment in non-marketable debt securities - held to maturity	83		85
Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	1,123		1,112
Restricted cash	93		58
Short-term debt	(57)		(30)
Short-term debt at fair value	(656)		(2)
Long-term debt	(2,886)		(1,857)
Long-term debt at fair value	0		(758)
Derivatives	(28)		(93)
Investment in marketable equity securites - available for sale	73		82
Investment in marketable debt securities - held to maturity	11		11
Investment in non-marketable assets - held to maturity	2		2
Investment in non-marketable debt securities - held to maturity	83		85
Capital Additions [Member]
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(3)
Changes in fair value and other movements recognized - before tax	0	0
Reclassification adjustments - before tax	0	0
Accumulated other comprehensive income as of September 30	(3)	(3)
Option [Member] | Convertible Debt [Member] | Derivative Liabilities, Noncurrent [Member]
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Non-hedge accounted liabilities	(26)		(92)
Non-current liabilities - derivatives	(26)		(92)
Embedded Derivatives [Member] | Derivative Liabilities, Noncurrent [Member]
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Non-hedge accounted liabilities	(2)		(1)
Non-current liabilities - derivatives	(2)		(1)
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Commodity Contract [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	4	0
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Option [Member] | Convertible Debt [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	66	98
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Warrant [Member] | Equity [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	0	(1)
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Fair Value Adjustments On Hedges And Derivative Contracts [Member] | Mandatory Convertible Bonds [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	$ 104	$ 102

Commitments and Contingencies (Details) In Millions, unless otherwise specified	9 Months Ended						9 Months Ended				9 Months Ended					9 Months Ended				9 Months Ended									9 Months Ended						9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2011 Rated Bonds Issued April 2010 [Member] USD ($)	Sep. 30, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Jul. 25, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Sep. 30, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Sep. 30, 2012 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Sep. 30, 2012 Mandatory Convertible Bonds [Member] USD ($)	Sep. 30, 2012 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Sep. 30, 2012 Syndicated Revolving Credit Facility, Australian Dollar [Member] AUD	Sep. 30, 2012 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Sep. 30, 2012 Ten Year Unsecured Notes [Member] Rated Bonds Issued July 2012 [Member] USD ($)	Sep. 30, 2012 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Sep. 30, 2012 Performance Guarantee [Member] USD ($) Oz	Sep. 30, 2012 Anglo Gold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Sep. 30, 2012 Mineracao Serra Grande Societe Anonyme [Member] USD ($)	Sep. 30, 2012 South Africa [Member] USD ($)	Sep. 30, 2012 South Africa [Member] Unasserted Claim [Member] USD ($) number	Sep. 30, 2012 South Africa [Member] Unasserted Claim [Member] ZAR	Sep. 30, 2012 Brazil [Member] Mineracao Serra Grande Societe Anonyme [Member]	Sep. 30, 2012 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax First Assessment [Member] Mineracao Serra Grande Societe Anonyme [Member] USD ($)	Sep. 30, 2012 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax Second Assessment [Member] Mineracao Serra Grande Societe Anonyme [Member] USD ($)	Sep. 30, 2012 Brazil [Member] Contingent Liabilities Other Tax Disputes State Of Minas Gerais [Member] USD ($)	Sep. 30, 2012 Brazil [Member] Contingent Liabilities, Other Tax Disputes, Departmento Nacional De Producao Mineral [Member] USD ($)	Sep. 30, 2012 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] USD ($)	Sep. 30, 2012 Ghana [Member] USD ($)	Sep. 30, 2012 Ghana [Member] Pending or Threatened Litigation [Member] AngloGold Ashanti Ghana [Member] USD ($)	Sep. 30, 2012 Boddington Gold Mine [Member] USD ($)	Sep. 30, 2012 Tau Lekoa Gold Mine [Member] USD ($) Oz	Sep. 30, 2012 Tau Lekoa Gold Mine [Member]	Sep. 30, 2012 Kinross Gold Corporation [Member] USD ($)	Sep. 30, 2012 Kinross Gold Corporation [Member] BRL	Sep. 30, 2012 Oro Group [Member] USD ($) number	Sep. 30, 2012 Oro Group [Member] ZAR number	Sep. 30, 2012 Anglo Gold Ashanti United States Of America [Member] USD ($)	Sep. 30, 2012 Anglo Gold Ashanti [Member] USD ($)	Sep. 30, 2012 Anglo Gold Ashanti Iduapriem [Member] USD ($)	Sep. 30, 2012 Ashanti Goldfields Kilo Sarl [Member] USD ($)	Sep. 30, 2012 Anglo Gold Ashanti Australia [Member] USD ($)
Capital Expenditure Commitments [Abstract]
Contracts for capital expenditure	$ 1,004
Authorized by the directors but not yet contracted for	3,166
Total Capital Expenditure Commitments	4,170
Commitments and Contingencies Disclosure [Abstract]
Contingent Liabilities Financial Guarantees And Hedging Guarantees [Total]	4,130
Financial Guarantees [Line Items]
Financial Guarantees Surety																																			12	100
Financial Guarantees, Surety Termination Notice Period (Days)																																			90	90
Financial Guarantees Reclamation Bonds																																					101
Financial Guarantees, Environmental Bonds																																									51
Financial Guarantees Environmental Guarantees																																						165	32	10
Gain Contingency [Line Items]
Contingent Assets, Maximum Indemnity Amount																																	126	255
Equity Interest Acquired [Percentage]																																	50.00%	50.00%
Contingent Assets, Indemnity																																	(98)
Contingent Assets Royalty																														0	0
Royalties received in cash during the nine months ended September 30, 2012	18	71																													4
Total royalties received to date																														56
Contingent Assets Rate Payable [Dollar Per Ounce]																														600
Contingent Assets Maximum Royalty Cap																														100
Contingent Assets Royalty On Further Production Receivable [Ounces]																															1,500,000	1,500,000
Contingent Assets Ounces Produced (Ounces)																															273,019	273,019
Contingent Assets Maximum Gold Price Before Royalty Entitlement [ZAR Per Kilogram]																															180,000	180,000
Contingent Assets Royalty Payment Rate [Percent]																															3.00%	3.00%
Royalty Revenue Received Collection Period (number of days)																														forty five days
Hedging Guarantees [Line Items]
Hedging Guarantees Gold Delivery	0
Loss Contingency [Line Items]
Contingent Liabilities Ground Water Pollution	0
Contingent Liabilities Deep Groundwater Pollution																			0
Contingent Liabilities, Gold Deliveries Sales Tax [Percent]																						12.00%
Contingent Liabilities Gold Deliveries Sales Tax																		172					106	66
Contingent Liabilities Other Tax Disputes																	33	18							18	21	12
Contingent Liabilities Indirect Taxes																												21
Occupational Diseasses in Mines and Works Act ("ODMWA") litigation																				0
Litigation																				9	77								32
Loss Contingency Number Of Plaintiffs (Number)																				31	31
Financial Guarantees [Abstract]
Guarantees Fair Value Disclosure			1,025		757		0	742		791	266
Line Of Credit Facility Maximum Borrowing Capacity							1,000					600
Line Of Credit Facility Revolving Credit Facility Period (Years)							five year				four year	four year
Debt Instrument Face Amount			1,000	1,000		750			732.5	789			700	750	300
Debt Instrument Interest Rate Stated Percentage									3.50%	6.00%			5.38%	5.13%	6.50%
Performance Guarantees [Abstract]
Performance Guarantees																$ 0
Pre-existing Customer Gold Sales (Percent)																25.00%
Pre-existing Customer Gold Sales Cap (Ounces)																312,500
Pre-existing gold ounces remaining against the guarantee (Ounces)																296,307

Recent Developments (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Subsequent Event [Line Items]
Dividend Withholding Tax Rate	15.00%
Gold Mining Income [Member]
Subsequent Event [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	43.00%
Non Mining Income [Member]
Subsequent Event [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%
Change in Tax Status [Member]
Subsequent Event [Line Items]
Subsequent Event, Date	Oct 9, 2012
Subsequent Event, Amount	168
Dividend Withholding Tax Rate	15.00%
Change in Tax Status [Member] | Gold Mining Income [Member]
Subsequent Event [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%
Change in Tax Status [Member] | Non Mining Income [Member]
Subsequent Event [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	28.00%

Declaration of Dividends (Details)	9 Months Ended		12 Months Ended		9 Months Ended																						12 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012 Common stock [Member] Final Dividend Prior Year [Member]	Dec. 31, 2011 Common stock [Member] Final Dividend Prior Year [Member] USD ($)	Dec. 31, 2011 Common stock [Member] Final Dividend Prior Year [Member] ZAR	Sep. 30, 2012 Common stock [Member] Interim Dividend One Current Year [Member] USD ($)	Sep. 30, 2012 Common stock [Member] Interim Dividend One Current Year [Member] ZAR	Sep. 30, 2012 Common stock [Member] Interim Dividend Two Current Year [Member] USD ($)	Sep. 30, 2012 Common stock [Member] Interim Dividend Two Current Year [Member] ZAR	Sep. 30, 2012 Common stock [Member] Interim Dividend Three Current Year [Member] USD ($)	Sep. 30, 2012 Common stock [Member] Interim Dividend Three Current Year [Member] ZAR	Sep. 30, 2012 Common stock [Member] C D Is [Member]	Sep. 30, 2012 Common stock [Member] C D Is [Member] Final Dividend Prior Year [Member]	Sep. 30, 2012 Common stock [Member] C D Is [Member] Interim Dividend One Current Year [Member]	Sep. 30, 2012 Common stock [Member] C D Is [Member] Interim Dividend Two Current Year [Member]	Sep. 30, 2012 Common stock [Member] C D Is [Member] Interim Dividend Three Current Year [Member]	Sep. 30, 2012 Common stock [Member] G H Ds [Member]	Sep. 30, 2012 Common stock [Member] G H Ds [Member] Final Dividend Prior Year [Member]	Sep. 30, 2012 Common stock [Member] G H Ds [Member] Interim Dividend One Current Year [Member]	Sep. 30, 2012 Common stock [Member] G H Ds [Member] Interim Dividend Two Current Year [Member]	Sep. 30, 2012 Common stock [Member] G H Ds [Member] Interim Dividend Three Current Year [Member]	Sep. 30, 2012 Common stock [Member] ADSs [Member]	Sep. 30, 2012 Common stock [Member] ADSs [Member] Final Dividend Prior Year [Member]	Sep. 30, 2012 Common stock [Member] ADSs [Member] Interim Dividend One Current Year [Member]	Sep. 30, 2012 Common stock [Member] ADSs [Member] Interim Dividend Two Current Year [Member]	Sep. 30, 2012 Common stock [Member] ADSs [Member] Interim Dividend Three Current Year [Member]	Sep. 30, 2012 E Ordinary Shares [Member] Final Dividend Prior Year [Member]	Dec. 31, 2011 E Ordinary Shares [Member] Final Dividend Prior Year [Member] USD ($)	Dec. 31, 2011 E Ordinary Shares [Member] Final Dividend Prior Year [Member] ZAR	Sep. 30, 2012 E Ordinary Shares [Member] Interim Dividend One Current Year [Member] USD ($)	Sep. 30, 2012 E Ordinary Shares [Member] Interim Dividend One Current Year [Member] ZAR	Sep. 30, 2012 E Ordinary Shares [Member] Interim Dividend Two Current Year [Member] USD ($)	Sep. 30, 2012 E Ordinary Shares [Member] Interim Dividend Two Current Year [Member] ZAR	Sep. 30, 2012 E Ordinary Shares [Member] Interim Dividend Three Current Year [Member] USD ($)	Sep. 30, 2012 E Ordinary Shares [Member] Interim Dividend Three Current Year [Member] ZAR
Dividends Payable [Line Items]
Declaration date		Feb 14, 2012			May 8, 2012	May 8, 2012	Aug 3, 2012	Aug 3, 2012	Nov 6, 2012	Nov 6, 2012																Feb 14, 2012			May 8, 2012	May 8, 2012	Aug 3, 2012	Aug 3, 2012	Nov 6, 2012	Nov 6, 2012
Record date		Mar 9, 2012			Jun 1, 2012	Jun 1, 2012	Aug 31, 2012	Aug 31, 2012	Nov 30, 2012	Nov 30, 2012																Mar 9, 2012			Jun 1, 2012	Jun 1, 2012	Aug 31, 2012	Aug 31, 2012	Nov 30, 2012	Nov 30, 2012
Dividend withholding tax rate [Percent]	15.00%
Dividends Payable, Date to be Paid, Day, Month and Year		Mar 16, 2012			Jun 8, 2012	Jun 8, 2012	Sep 14, 2012	Sep 14, 2012	Dec 14, 2012	Dec 14, 2012		Mar 16, 2012	Jun 8, 2012	Sep 14, 2012	Dec 14, 2012		Mar 19, 2012	Jun 11, 2012	Sep 17, 2012	Dec 17, 2012		Mar 26, 2012	Jun 18, 2012	Sep 24, 2012	Dec 24, 2012	Mar 16, 2012			Jun 8, 2012	Jun 8, 2012	Sep 14, 2012	Sep 14, 2012	Dec 14, 2012	Dec 14, 2012
Common Stock, Dividends, Per Share, Declared [in currency per share]			$ 0.26401	2	$ 0.11806	1	$ 0.12103	1	$ 0.06	0.5																	$ 0.13201	1	$ 0.05903	0.5	$ 0.06052	0.5	$ 0.03	0.25
Common Stock, Dividends, Per Share, Net of Withholding Tax [in currency per share]			$ 0.26401	2	$ 0.10035	0.85	$ 0.10288	0.85	$ 0.051	0.425																	$ 0.13201	1	$ 0.05018	0.425	$ 0.05144	0.425	$ 0.0255	0.213
Share Conversion Ratio Ghanaian Depositary To Ordinary Share (number of shares)																100
Share Conversion Ratio Chess Depositary To Ordinary Share (number of shares)											0.2
Share Conversion Ratio American Depositary To Ordinary Share (number of shares)																					1

Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended								9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Sep. 30, 2012 Fair Value, Measurements, Recurring [Member]	Sep. 30, 2012 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 1 [Member]	Sep. 30, 2012 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 2 [Member]	Sep. 30, 2012 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 3 [Member]	Sep. 30, 2012 Fair Value, Measurements, Nonrecurring [Member]	Sep. 30, 2012 Fair Value, Measurements, Nonrecurring [Member] Estimate Of Fair Value Fair Value Disclosure [Member]	Sep. 30, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 1 [Member]	Sep. 30, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 2 [Member]	Sep. 30, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash And Cash Equivalents					$ 1,123	$ 1,123	$ 0	$ 0
Marketable Equity Securities					73	73	0	0
Mandatory convertible bonds					(656)	(656)	0	0
Embedded Derivatives					(2)	0	(2)	0
Option Component Of Convertible Bonds					(26)	0	(26)	0
Long-Lived Assets to be Abandoned, Fair Value of Asset										0	0	0	0
(Losses) Gains on Sales of Assets and Asset Impairment Charges									(2)
Impairment of assets	2	14							2
Debt Instrument Convertible Inputs Of Conversion Feature [Abstract]
Market quoted bond price (percent)			106.30%
Fair value of bond excluding conversion feature (percent)			102.67%
Fair value of conversion feature (percent)			3.63%
Total issued bond value ($ million)			$ 732.5	$ 732.5

Supplemental condensed consolidating financial information (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Sales and other income	$ 5,013	$ 4,845
Product sales	4,955	4,791
Interest, dividends and other	58	54
Costs and expenses	3,563	3,226
Production costs	2,361	2,151
Exploration costs	267	196
Related Party Transactions	(13)	(8)
General and administrative expenses/(recoveries)	213	207
Royalties paid	142	142
Market development costs	6	6
Depreciation, depletion and amortization	588	583
Impairment of assets	2	14
Interest expense	151	135
Accretion expense	24	21
Employment severance costs	8	10
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(12)	(32)
Non-hedge derivative (gain)/loss and movement on bonds	(174)	(199)
Income/(loss) before income tax provision	1,450	1,619
Taxation expense	(555)	(452)
Equity income in associates	18	53
Equity income/(loss) in subsidiaries	0	0
Income/(loss) from continuing operations	913	1,220
Preferred Stock Dividends	0	0
Net income/(loss)	913	1,220
Less: Net income attributable to noncontrolling interests	(13)	(32)
Net income/(loss) - attributable to AngloGold Ashanti	900	1,188
Comprehensive income	845	715
Comprehensive income attributable to noncontrolling interests	(12)	(26)
Comprehensive income attributable to AngloGold Ashanti	833	689
ASSETS
Current Assets	3,040		2,631
Cash and cash equivalents	1,123	1,075	1,112	586
Restricted cash	61		35
Receivables, inter-group balances and other current assets	1,856		1,484
Property, plant and equipment, net	7,216		6,123
Acquired properties, net	764		779
Goodwill	193		182
Other intangibles, net	86		31
Inventory, Noncurrent	174		31
Materials on the leach pad	430		393
Other long-term assets and deferred taxation assets	1,335		1,015
Total assets	13,238		11,185
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	1,685		919
Other non-current liabilities	64		63
Long Term Debt	2,737		2,473
Derivatives	28		93
Deferred taxation liabilities	1,452		1,242
Provision for environmental rehabilitation	713		653
Other accrued liabilities	369		35
Provision for pension and other post-retirement medical benefits	204		185
Commitments and contingencies	0		0
Equity	5,986	5,248	5,522	4,589
Stock issued	13		13
Additional paid in capital	8,784		8,740
Accumulated (deficit)/profit	(2,010)		(2,575)
Accumulated Other Comprehensive Income And Reserves	(863)		(796)
Total AngloGold Ashanti stockholders' equity	5,924		5,382
Noncontrolling interests	62		140
Total liabilities and equity	13,238		11,185
Parent Company [Member]
Income Statement [Abstract]
Sales and other income	1,792	2,007
Product sales	1,649	1,889
Interest, dividends and other	143	118
Costs and expenses	1,313	1,943
Production costs	843	824
Exploration costs	16	13
Related Party Transactions	(13)	(8)
General and administrative expenses/(recoveries)	171	186
Royalties paid	32	54
Market development costs	3	3
Depreciation, depletion and amortization	236	276
Impairment of assets	0	11
Interest expense	3	4
Accretion expense	8	9
Employment severance costs	5	7
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	9	564
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	479	64
Taxation expense	(140)	(225)
Equity income in associates	15	47
Equity income/(loss) in subsidiaries	590	1,353
Income/(loss) from continuing operations	944	1,239
Preferred Stock Dividends	(44)	(51)
Net income/(loss)	900	1,188
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	900	1,188
Comprehensive income	833	689
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	833	689
ASSETS
Current Assets	1,101		833
Cash and cash equivalents	93	471	388	152
Restricted cash	1		1
Receivables, inter-group balances and other current assets	1,007		444
Property, plant and equipment, net	2,018		1,940
Acquired properties, net	156		167
Goodwill	0		0
Other intangibles, net	44		9
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	5,019		4,362
Total assets	8,338		7,311
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	1,321		889
Other non-current liabilities	52		49
Long Term Debt	31		33
Derivatives	0		0
Deferred taxation liabilities	668		641
Provision for environmental rehabilitation	152		147
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	190		170
Commitments and contingencies	0		0
Equity	5,924		5,382
Stock issued	13		13
Additional paid in capital	8,784		8,740
Accumulated (deficit)/profit	(2,010)		(2,575)
Accumulated Other Comprehensive Income And Reserves	(863)		(796)
Total AngloGold Ashanti stockholders' equity	5,924		5,382
Noncontrolling interests	0		0
Total liabilities and equity	8,338		7,311
Iomco [Member]
Income Statement [Abstract]
Sales and other income	1	0
Product sales	0	0
Interest, dividends and other	1	0
Costs and expenses	41	85
Production costs	0	0
Exploration costs	13	14
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	(10)	36
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Interest expense	64	52
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(26)	(17)
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	(40)	(85)
Taxation expense	(4)	(1)
Equity income in associates	3	6
Equity income/(loss) in subsidiaries	473	656
Income/(loss) from continuing operations	432	576
Preferred Stock Dividends	0	0
Net income/(loss)	432	576
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	432	576
Comprehensive income	434	576
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	434	576
ASSETS
Current Assets	3,189		2,469
Cash and cash equivalents	683	325	458	114
Restricted cash	0		0
Receivables, inter-group balances and other current assets	2,506		2,011
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	0		0
Other intangibles, net	0		0
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	4,552		3,558
Total assets	7,741		6,027
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	1,579		1,550
Other non-current liabilities	0		0
Long Term Debt	1,739		994
Derivatives	0		0
Deferred taxation liabilities	0		0
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	4,423		3,483
Stock issued	5,065		5,269
Additional paid in capital	540		435
Accumulated (deficit)/profit	(1,178)		(2,220)
Accumulated Other Comprehensive Income And Reserves	(4)		(1)
Total AngloGold Ashanti stockholders' equity	4,423		3,483
Noncontrolling interests	0		0
Total liabilities and equity	7,741		6,027
Non Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Sales and other income	3,381	2,983
Product sales	3,306	2,902
Interest, dividends and other	75	81
Costs and expenses	2,206	660
Production costs	1,518	1,327
Exploration costs	238	169
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	54	17
Royalties paid	110	88
Market development costs	3	3
Depreciation, depletion and amortization	352	307
Impairment of assets	2	3
Interest expense	84	79
Accretion expense	16	12
Employment severance costs	3	3
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	0	(1,149)
Non-hedge derivative (gain)/loss and movement on bonds	(174)	(199)
Income/(loss) before income tax provision	1,175	2,323
Taxation expense	(411)	(226)
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	0	0
Income/(loss) from continuing operations	764	2,097
Preferred Stock Dividends	(44)	(52)
Net income/(loss)	720	2,045
Less: Net income attributable to noncontrolling interests	(13)	(32)
Net income/(loss) - attributable to AngloGold Ashanti	707	2,013
Comprehensive income	708	1,958
Comprehensive income attributable to noncontrolling interests	(12)	(26)
Comprehensive income attributable to AngloGold Ashanti	696	1,932
ASSETS
Current Assets	3,979		3,486
Cash and cash equivalents	347	279	266	320
Restricted cash	60		34
Receivables, inter-group balances and other current assets	3,572		3,186
Property, plant and equipment, net	5,198		4,183
Acquired properties, net	608		612
Goodwill	209		198
Other intangibles, net	42		22
Inventory, Noncurrent	174		31
Materials on the leach pad	430		393
Other long-term assets and deferred taxation assets	1,055		815
Total assets	11,695		9,740
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	4,475		2,992
Other non-current liabilities	41		46
Long Term Debt	967		1,446
Derivatives	28		93
Deferred taxation liabilities	780		596
Provision for environmental rehabilitation	561		506
Other accrued liabilities	369		35
Provision for pension and other post-retirement medical benefits	14		15
Commitments and contingencies	0		0
Equity	4,460		4,011
Stock issued	937		897
Additional paid in capital	219		219
Accumulated (deficit)/profit	(979)		(3,521)
Accumulated Other Comprehensive Income And Reserves	4,222		6,277
Total AngloGold Ashanti stockholders' equity	4,399		3,872
Noncontrolling interests	61		139
Total liabilities and equity	11,695		9,740
Consolidation Eliminations [Member]
Income Statement [Abstract]
Sales and other income	(161)	(145)
Product sales	0	0
Interest, dividends and other	(161)	(145)
Costs and expenses	3	538
Production costs	0	0
Exploration costs	0	0
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	(2)	(32)
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Interest expense	0	0
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	5	570
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	(164)	(683)
Taxation expense	0	0
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	(1,063)	(2,009)
Income/(loss) from continuing operations	(1,227)	(2,692)
Preferred Stock Dividends	88	103
Net income/(loss)	(1,139)	(2,589)
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(1,139)	(2,589)
Comprehensive income	(1,130)	(2,508)
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	(1,130)	(2,508)
ASSETS
Current Assets	(5,229)		(4,157)
Cash and cash equivalents	0	0	0	0
Restricted cash	0		0
Receivables, inter-group balances and other current assets	(5,229)		(4,157)
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	(16)		(16)
Other intangibles, net	0		0
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	(9,291)		(7,720)
Total assets	(14,536)		(11,893)
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	(5,690)		(4,512)
Other non-current liabilities	(29)		(32)
Long Term Debt	0		0
Derivatives	0		0
Deferred taxation liabilities	4		5
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	(8,821)		(7,354)
Stock issued	(6,002)		(6,166)
Additional paid in capital	(759)		(654)
Accumulated (deficit)/profit	2,157		5,741
Accumulated Other Comprehensive Income And Reserves	(4,218)		(6,276)
Total AngloGold Ashanti stockholders' equity	(8,822)		(7,355)
Noncontrolling interests	1		1
Total liabilities and equity	$ (14,536)		$ (11,893)

Supplemental condensed consolidating financial information - Cash Flow (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	$ 1,286	$ 1,951
Net income/(loss)	913	1,220
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	2	30
Depreciation, depletion and amortization	588	583
Impairment of assets	2	14
Deferred taxation	135	182
Other non cash items	(91)	(155)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	23	50
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	0	0
Receivables	(186)	(8)
Inventories	(200)	(119)
Accounts payable and other current liabilities	100	154
Net cash (used)/generated in investing activities	(1,819)	(1,103)
Increase in non-current investments	(297)	(215)
Net associates and equity accounted joint ventures loans advanced	(63)	(13)
Additions to property, plant and equipment	(1,135)	(939)
Interest capitalized and paid	(8)	0
Expenditure on intangible assets	(52)	(6)
Proceeds on sale of mining assets	4	12
Proceeds on sale of investments	93	79
Proceeds on disposal of subsidiary	0	9
Cash of subsidiary acquired/(disposed)	5	(11)
Acquisition of subsidiary and loan	(335)	0
Loans receivable repaid	0	3
Change in restricted cash	(31)	(22)
Net cash generated/(used) by financing activities	544	(253)
Repayments of debt	(212)	(259)
Issuance of stock	2	3
Proceeds from debt	1,212	106
Debt issue costs	(29)	0
Acquisition of noncontrolling interests	(215)	0
Dividends (Paid)/Received	(214)	(103)
Net increase/(decrease) in cash and cash equivalents	11	595
Effect of exchange rate changes on cash	0	(106)
Cash and cash equivalents - January 1,	1,112	586
Cash and cash equivalents - September 30,	1,123	1,075
Parent Company [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	687	1,016
Net income/(loss)	900	1,188
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	13	565
Depreciation, depletion and amortization	236	276
Impairment of assets	0	11
Deferred taxation	36	176
Other non cash items	(1,015)	(1,455)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	2	1
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	577	144
Receivables	(27)	20
Inventories	(40)	22
Accounts payable and other current liabilities	5	68
Net cash (used)/generated in investing activities	(751)	(373)
Increase in non-current investments	(3)	(31)
Net associates and equity accounted joint ventures loans advanced	0	0
Additions to property, plant and equipment	(377)	(352)
Interest capitalized and paid	0
Expenditure on intangible assets	(36)	(6)
Proceeds on sale of mining assets	0	5
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary		9
Cash of subsidiary acquired/(disposed)	0	0
Acquisition of subsidiary and loan	(335)
Loans receivable repaid		3
Change in restricted cash	0	(1)
Net cash generated/(used) by financing activities	(235)	(235)
Repayments of debt	0	(98)
Issuance of stock	2	3
Proceeds from debt	0	0
Debt issue costs	0
Acquisition of noncontrolling interests	0
Dividends (Paid)/Received	(237)	(140)
Net increase/(decrease) in cash and cash equivalents	(299)	408
Effect of exchange rate changes on cash	4	(89)
Cash and cash equivalents - January 1,	388	152
Cash and cash equivalents - September 30,	93	471
Iomco [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(524)	57
Net income/(loss)	432	576
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(26)	(17)
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Deferred taxation	0	0
Other non cash items	(469)	(635)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	(489)	117
Receivables	0	0
Inventories	0	0
Accounts payable and other current liabilities	28	16
Net cash (used)/generated in investing activities	(177)	(72)
Increase in non-current investments	(197)	(69)
Net associates and equity accounted joint ventures loans advanced	0	(3)
Additions to property, plant and equipment	0	0
Interest capitalized and paid	0
Expenditure on intangible assets	0	0
Proceeds on sale of mining assets	0	0
Proceeds on sale of investments	20	0
Proceeds on disposal of subsidiary		0
Cash of subsidiary acquired/(disposed)	0	0
Acquisition of subsidiary and loan	0
Loans receivable repaid		0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	926	226
Repayments of debt	(200)	(150)
Issuance of stock	(99)	110
Proceeds from debt	949	100
Debt issue costs	(21)
Acquisition of noncontrolling interests	0
Dividends (Paid)/Received	297	166
Net increase/(decrease) in cash and cash equivalents	225	211
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	458	114
Cash and cash equivalents - September 30,	683	325
Non Guarantor Subsidiaries [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	1,211	981
Net income/(loss)	720	2,045
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	10	(1,088)
Depreciation, depletion and amortization	352	307
Impairment of assets	2	3
Deferred taxation	99	6
Other non cash items	347	19
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	21	49
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	(88)	(261)
Receivables	(159)	(28)
Inventories	(160)	(141)
Accounts payable and other current liabilities	67	70
Net cash (used)/generated in investing activities	(891)	(658)
Increase in non-current investments	(97)	(115)
Net associates and equity accounted joint ventures loans advanced	(63)	(10)
Additions to property, plant and equipment	(758)	(587)
Interest capitalized and paid	(8)
Expenditure on intangible assets	(16)	0
Proceeds on sale of mining assets	4	7
Proceeds on sale of investments	73	79
Proceeds on disposal of subsidiary		0
Cash of subsidiary acquired/(disposed)	5	(11)
Acquisition of subsidiary and loan	0
Loans receivable repaid		0
Change in restricted cash	(31)	(21)
Net cash generated/(used) by financing activities	(235)	(347)
Repayments of debt	(12)	(11)
Issuance of stock	99	(110)
Proceeds from debt	263	6
Debt issue costs	(8)
Acquisition of noncontrolling interests	(215)
Dividends (Paid)/Received	(362)	(232)
Net increase/(decrease) in cash and cash equivalents	85	(24)
Effect of exchange rate changes on cash	(4)	(17)
Cash and cash equivalents - January 1,	266	320
Cash and cash equivalents - September 30,	347	279
Consolidation Eliminations [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(88)	(103)
Net income/(loss)	(1,139)	(2,589)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	5	570
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Deferred taxation	0	0
Other non cash items	1,046	1,916
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	0	0
Receivables	0	0
Inventories	0	0
Accounts payable and other current liabilities	0	0
Net cash (used)/generated in investing activities	0	0
Increase in non-current investments	0	0
Net associates and equity accounted joint ventures loans advanced	0	0
Additions to property, plant and equipment	0	0
Interest capitalized and paid	0
Expenditure on intangible assets	0	0
Proceeds on sale of mining assets	0	0
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary		0
Cash of subsidiary acquired/(disposed)	0	0
Acquisition of subsidiary and loan	0
Loans receivable repaid		0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	88	103
Repayments of debt	0	0
Issuance of stock	0	0
Proceeds from debt	0	0
Debt issue costs	0
Acquisition of noncontrolling interests	0
Dividends (Paid)/Received	88	103
Net increase/(decrease) in cash and cash equivalents	0	0
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	0	0
Cash and cash equivalents - September 30,	$ 0	$ 0